TOUCHSTONE FAMILY OF FUNDS
--------------------------------------------------------------------------------
                                                                      PROSPECTUS
                                                                     MAY 1, 2000
                                                          (Revised May 10, 2000)





                                                   o INTERNATIONAL EQUITY FUND

                                                   o EMERGING GROWTH FUND

                                                   o AGGRESSIVE GROWTH FUND
[photograph]
  The Mark of Excellence sm                        o GROWTH/VALUE FUND

                                                   o EQUITY FUND

                                                   o ENHANCED 30 FUND

                                                   o VALUE PLUS FUND

                                                   o UTILITY FUND

Touchstone
----------------------------------------------------------------
                                                Family of Funds

The Securities and Exchange Commission has
not approved the Funds' shares as an
investment or determined whether this
prospectus is accurate or complete.
Anyone who tells you otherwise is               Class A and Class C Shares
committing a crime.                             are offered by this Prospectus.

TOUCHSTONE FAMILY OF FUNDS

Each Fund is a series of Touchstone Strategic Trust (the "Trust"), a group of 8 equity mutual funds. The Trust is part of the Touchstone Family of Funds which also consists of Touchstone Investment Trust, a group of 6 taxable bond and money market mutual funds, and Touchstone Tax-Free Trust, a group of 6 tax-free bond and money market mutual funds. Each Fund has a different investment goal and risk level. For further information about the Touchstone Family of Funds, contact Touchstone at 800.543.0407.


TABLE OF CONTENTS

                                                                            Page

Touchstone International Equity Fund.......................................

Touchstone Emerging Growth Fund............................................

Touchstone Aggressive Growth Fund..........................................

Touchstone Growth/Value Fund...............................................

Touchstone Equity Fund.....................................................

Touchstone Enhanced 30 Fund................................................

Touchstone Value Plus Fund.................................................

Touchstone Utility Fund....................................................

Investment Strategies And Risks............................................

The Funds' Management......................................................

Investing With Touchstone..................................................

Distributions And Taxes....................................................

Financial Highlights.......................................................

For More Information......................................................

TOUCHSTONE INTERNATIONAL EQUITY FUND
------------------------------------

THE FUND'S INVESTMENT GOAL

The International Equity Fund seeks to increase the value of Fund shares over the long-term.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 80% of total assets) in equity securities of foreign companies and will invest in at least three countries outside the United States. The Fund focuses on companies located in Europe, Australia and the Far East. The Fund may invest up to 40% of its assets in securities issued by companies active in emerging market countries.

The portfolio manager uses a growth-oriented style to choose investments for the Fund. This includes the use of both qualitative and quantitative analysis to identify markets and companies that offer solid growth prospects at reasonable prices. In selecting investments for the Fund, the portfolio manager combines a top-down regional and country analysis with a bottom-up security selection. Key factors in determining regional allocations are earnings, interest rates, valuation and risk. In selecting individual stocks, the portfolio manager employs a "growth at a reasonable price" approach. The portfolio manager looks for companies it believes to have above average earnings growth prospects, but sell at a fair value.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
     o Because securities of companies in emerging market countries involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in these securities than other foreign securities
     o If the stocks in the Fund's portfolio do not grow over the long term as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are comfortable with wide market fluctuations.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the International Equity Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Class C shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                          INTERNATIONAL EQUITY FUND --
                               CLASS A PERFORMANCE

YEARS              TOTAL RETURN

1995                    5.29%

1996                   11.61%

1997                   15.57%

1998                   19.94%

1999                   39.50%

During the period shown in the bar chart, the highest quarterly return was 29.45% (for the quarter ended December 31, 1999) and the lowest quarterly return was -13.67% (for the quarter ended September 30, 1998).

The year-to-date return for the Fund's Class A shares as of March 31, 2000 is -2.12%.

The following table indicates the risks of investing in the International Equity Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the MSCI EAFE Index, a Morgan Stanley index that includes stocks traded on 16 exchanges in Europe, Australia and the Far East. The table shows the effect of the applicable sales charge.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                               Past 12   Past 5    Since
                                               Months    Years     Fund Started*

INTERNATIONAL EQUITY FUND -- CLASS A           31.44%    16.43%    13.61%
------------------------------------------     ------    ------    ------
INTERNATIONAL EQUITY FUND -- CLASS C           36.69%    16.65%    13.76%
------------------------------------------     ------    ------    ------
MSCI EAFE INDEX                                27.30%    13.14%    12.49%
------------------------------------------     ------    ------    ------

* Class A shares began operations on October 3, 1994 and Class C shares began operations on January 1, 1999. We calculated the Class C performance information in the table using the historical performance information of the Fund's predecessor, restated to reflect the current sales load applicable to Class C shares.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                  Shareholder Fees (fees paid
                                                 directly from your investment)
                                                Class A Shares    Class C Shares

Maximum Sales Charge (Load)                          5.75%             2.25%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        5.75%1            1.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)              *              1.00%2
--------------------------------------------------------------------------------
Redemption Fee                                         **                **
--------------------------------------------------------------------------------

                                                     Annual Fund Operating
                                                  Expenses (expenses that are
                                                   deducted from Fund assets)

Management Fees                                      0.95%             0.95%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.25%             1.00%
--------------------------------------------------------------------------------
Other Expenses                                       2.91%             2.91%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 4.11%             4.86%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement3             2.51%             2.51%
--------------------------------------------------------------------------------
Net Expenses                                         1.60%             2.35%
--------------------------------------------------------------------------------
     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase.

     2 The 1.00% is waived for benefits paid to you through a qualified pension plan.

     ** You may be charged a fee for each wire redemption. This fee is subject to change.

     3 Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 2000.

The following example should help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         Class A Shares         Class C Shares

          1 Year             $  728                 $  360
          3 Years            $1,537                 $1,347
          5 Years            $2,359                 $2,336
          10 Years           $4,481                 $4,822
 ---------------------------------------------------------------------
     o The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

TOUCHSTONE EMERGING GROWTH FUND
-------------------------------

THE FUND'S INVESTMENT GOAL

The Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in the common stocks of smaller, rapidly growing (emerging growth) companies. In selecting its investments, the portfolio managers focus on those companies they believe will grow faster than the U.S. economy in general. They also choose companies they believe are priced lower in the market than their true value (i.e. companies whose price to earnings ratios appear reasonable when compared to their estimated future earnings growth rates).

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If the stock market as a whole goes down o Because securities of small cap companies may be more thinly traded and may have more frequent and larger price changes than securities of larger cap companies
     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio managers believe they should be valued
     o    If the stocks in the Fund's portfolio are not undervalued as expected
     o If the companies in which the Fund invests do not grow as rapidly as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are comfortable with wide market fluctuations.

THE FUND'S PERFORMANCE

The following bar chart indicates the risks of investing in the Emerging Growth Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Class C shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                   EMERGING GROWTH FUND -- CLASS A PERFORMANCE

YEARS           TOTAL RETURN

1995               22.56%

1996               10.56%

1997               32.20%

1998                2.57%

1999               45.85%

During the period shown in the bar chart, the highest quarterly return was 26.84% (for the quarter ended December 31, 1999) and the lowest quarterly return was -19.30% (for the quarter ended September 30, 1998).

The year-to-date return for the Fund's Class A shares as of March 31, 2000 is 17.92%.

The following table indicates the risks of investing in the Emerging Growth Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Russell 2000 Index, a widely recognized unmanaged index of small cap stock performance. The table shows the effect of the applicable sales charge.

FOR THE PERIODS ENDED DECEMBER 31, 1999
                                               Past 12   Past 5    Since
                                               Months    Years     Fund Started*

EMERGING GROWTH FUND -- CLASS A                37.45%    20.36%    19.95%
------------------------------------------     ------    ------    ------
EMERGING GROWTH FUND -- CLASS C                43.00%    20.40%    19.93%
------------------------------------------     ------    ------    ------
RUSSELL 2000 INDEX                             20.93%    16.62%    15.61%
------------------------------------------     ------    ------    ------

* Class A shares began operations on October 3, 1994 and Class C shares began operations on January 1, 1999. We calculated the Class C performance in the table using the historical performance information of the Fund's predecessor, restated to reflect the current sales load applicable to Class C shares.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                  Shareholder Fees (fees paid
                                                 directly from your investment)
                                                Class A Shares    Class C Shares

Maximum Sales Charge (Load)                          5.75%             2.25%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        5.75%1            1.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or amount redeemed, whichever is less)                  *              1.00%2
--------------------------------------------------------------------------------
Redemption Fee                                         **                **
--------------------------------------------------------------------------------

                                                     Annual Fund Operating
                                                  Expenses (expenses that are
                                                   deducted from Fund assets)

Management Fees                                      0.80%             0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.25%             1.00%
--------------------------------------------------------------------------------
Other Expenses                                       2.24%             2.23%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 3.29%             4.03%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement3             1.79%             1.78%
--------------------------------------------------------------------------------
Net Expenses                                         1.50%             2.25%
--------------------------------------------------------------------------------
     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase.

     2 The 1.00% is waived for benefits paid to you through a qualified pension plan.

     ** You may be charged a fee for each wire redemption. This fee is subject to change.

     3 Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 2000.

The following example should help you compare the cost of investing in the Emerging Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         Class A Shares         Class C Shares

          1 Year             $  719                 $  350
--------------------------------------------------------------------------------
          3 Years            $1,372                 $1,178
--------------------------------------------------------------------------------
          5 Years            $2,047                 $2,022
--------------------------------------------------------------------------------
          10 Years           $3,839                 $4,203
--------------------------------------------------------------------------------

     o The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

TOUCHSTONE AGGRESSIVE GROWTH FUND
---------------------------------

THE FUND'S INVESTMENT GOAL

The Aggressive Growth Fund seeks long-term capital appreciation primarily through equity investments. The Fund will seek growth opportunities among companies of various sizes whose valuation may not yet reflect the prospectus for accelerated earnings/cash flow growth.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in stocks of domestic growth companies that are likely to benefit from new or innovative products, services or processes that the portfolio manager believes will enhance the companies' prospects for future growth in earnings and cash flow. The Fund will invest in companies of various sizes, including stocks of mid cap and small cap companies. In choosing securities, the portfolio manager looks for companies it believes to be priced lower than their true value. These may include companies in the technology sector. The Fund may also invest (up to 15% of total assets) in common stocks which are not actively traded on a national or regional stock exchange.

The portfolio manager will invest in two basic categories of companies:

     o "Core" companies (approximately 67%) which the portfolio manager believes have shown above-average and consistent long-term growth in earnings and cash flow (net income plus depreciation and amortization) earnings and have excellent prospects for future growth
     o "Earnings/cash flow acceleration" companies (up to 34%) which are currently experiencing a dramatic increase in earnings and/or cash flow or are projected to do so

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The Fund may make short-term trades in order to take advantage of changing market, industry or company conditions. The Fund's portfolio turnover may vary greatly from year to year and during a particular year. The portfolio manager does not set a price target for its holdings in order to determine when to sell an investment. Rather, the portfolio manager generally will sell a security if one or more of the following occurs:

     (1)  a change in the fundamentals of a company or an industry;
     (2)  excessive valuation;
     (3)  better risk/reward opportunities may be found in other stocks; or
     (4)  excessive overweighting.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o If the portfolio manager is unable to sell the stocks in the Fund's portfolio which are not actively traded on a regional or national stock exchange.
     o    If the stocks in the Fund's portfolio are not undervalued as expected
     o If the companies in the Fund's portfolio do not grow earnings and/or cash flow as expected
     o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
     o Because the Fund is non-diversified, it may hold a significant percentage of its assets in the securities of one company and the securities of that company may not increase in value as expected
     o Because securities of small cap and medium cap companies may be more thinly traded and may have more frequent and larger price changes than securities of larger cap companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find out more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

The Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are comfortable with wide market fluctuations.

THE FUND'S PERFORMANCE

The following bar chart indicates the risks of investing in the Aggressive Growth Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Class C shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class. As of the date of this Prospectus, no Class C shares have been issued by the Fund.

                  AGGRESSIVE GROWTH FUND - CLASS A PERFORMANCE

YEARS           TOTAL RETURN

1996                24.08%

1997                17.05%

1998                25.24%

1999                87.37%

     During the period shown in the bar chart, the highest quarterly return was 61.81% (for the quarter ended December 31, 1999) and the lowest quarterly return was -17.13% (for the quarter ended December 31, 1997).

     The year-to-date return for the Fund's Class A shares as of March 31, 2000 is 16%.

The following table indicates the risks of investing in the Aggressive Growth Fund. It shows how the Fund's average annual returns for the periods shown compare to that of the NASDAQ Composite Index. The NASDAQ Composite Index is an unmanaged index of common stocks of companies traded over-the-counter and offered through the National Association of Securities Dealers Automated Quotations system. The table shows the effect of the applicable sales charge.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                               Past 12   Since Fund
                                               Months    Started*

Aggressive Growth Fund-Class A                 76.60%    31.42%
-----------------------------------------      ------    ------
NASDAQ Composite Index                         86.13%    38.16%
-----------------------------------------      ------    ------

     *    The Fund started selling Class A shares on September 29, 1995.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                  Shareholder Fees (fees paid
                                                 directly from your investment)
                                                Class A Shares    Class C Shares

Maximum Sales Charge (Load)                          5.75%             2.25%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        5.75%1            1.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price             *              1.00%2
or the amount redeemed, whichever is less)
--------------------------------------------------------------------------------
Redemption Fee                                         **                **
--------------------------------------------------------------------------------

                                                     Annual Fund Operating
                                                  Expenses (expenses that are
                                                   deducted from Fund assets)

Management Fees                                      1.00%             1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.16%             1.00%
--------------------------------------------------------------------------------
Other Expenses                                       0.84%             0.84%3
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 2.00%             2.84%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement              0.05%4            0.14%
--------------------------------------------------------------------------------
Net Expenses                                         1.95%             2.70%
--------------------------------------------------------------------------------

     1 You may pay a reduced sales charge on very large purchases. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase.

     2 The 1.00% is waived for benefits paid to you through a qualified pension plan.

     ** You will be charged a fee for each wire redemption. This fee is subject to change.

     3 Other Expenses are based on estimated amounts for the current fiscal year.

     4 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain expenses of Class A shares in order to limit Total Annual Fund Operating Expenses to 1.95%. Touchstone Advisors has agreed to maintain these expense limitations through at least March 31, 2001.

The following example should help you compare the cost of investing in the Aggressive Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         Class A Shares         Class C Shares

          1 Year             $  766                 $  395
--------------------------------------------------------------------------------
          3 Years            $1,166                 $  981
--------------------------------------------------------------------------------
          5 Years            $1,591                 $1,593
--------------------------------------------------------------------------------
          10 Years           $2,768                 $3,242
--------------------------------------------------------------------------------

TOUCHSTONE GROWTH/VALUE FUND
----------------------------

THE FUND'S INVESTMENT GOAL

The Growth/Value Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings/cash flow growth.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in domestic stocks of large cap growth companies that the portfolio manager believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period. In choosing securities, the portfolio manager looks for companies that it believes to be priced lower than their true value. These may include companies in the technology sector. The Fund may also invest (up to 10% of total assets) in common stocks of small cap companies.

The portfolio manager will invest in two basic categories of companies:

     o "Core" companies (approximately 67%) which the portfolio manager believes have shown above-average and consistent long-term growth in earnings and cash flow (net income plus depreciation and amortization) and have excellent prospects for future growth
     o "Earnings/cash flow acceleration" companies (up to 34%) which are currently experiencing a dramatic increase in earnings and/or cash flow or are projected to do so

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The portfolio manager expects to hold investments in the Fund for an average of 18 to 36 months. However, changes in the portfolio manager's outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund's portfolio turnover may vary greatly from year to year and during a particular year. The portfolio manager does not set a price target for its holdings in order to determine when to sell an investment. Rather, the portfolio manager generally will sell a security if one or more of the following occurs:

     (1)  a change in the fundamentals of a company or an industry;
     (2)  excessive valuation;
     (3)  better risk/reward opportunities may be found in other stocks; or
     (4)  excessive overweighting.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued
     o    If the stocks in the Fund's portfolio are not undervalued as expected
     o If the companies in the Fund's portfolio do not increase their earnings and/or cash flow as expected o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
     o Because the Fund is non-diversified, it may hold a significant percentage of its assets in the securities of one company and the securities of that company may not increase in value as expected
     o Because securities of small cap companies may be more thinly traded and may have more frequent and larger price changes than securities of larger cap companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund will be most appealing to you if you are a moderate or risk tolerant investor. You should be comfortable with a fair to high degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it. This Fund's approach may be most appropriate for you if you are comfortable with a moderate level of risk.

THE FUND'S PERFORMANCE

The following bar chart indicates the risks of investing in the Growth/Value Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Class C shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                    GROWTH/VALUE FUND -- CLASS A PERFORMANCE

YEARS           TOTAL RETURN

1996                20.65%

1997                23.78%

1998                39.06%

1999                68.25%

     During the period shown in the bar chart, the highest quarterly return was 47.98% (for the quarter ended December 31, 1999) and the lowest quarterly return was -8.50% (for the quarter ended September 30, 1998).

     The year-to-date return for the Fund's Class A shares as of March 31, 2000 is 16.82%.

The following table indicates the risks of investing in the Growth/Value Fund. It shows how the Fund's average annual returns for the periods shown compare to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is a widely recognized unmanaged index of common stock prices. The table shows the effect of the applicable sales charge.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                               Past 12   Since Fund
                                               Months    Started*

GROWTH/VALUE FUND - CLASS A                    58.57%    33.94%
-----------------------------------------      ------    ------
Standard & Poor's 500 Index                    21.04%    26.33%
-----------------------------------------      ------    ------
GROWTH/VALUE FUND - CLASS C                       --     49.49%
-----------------------------------------      ------    ------
Standard & Poor's 500 Index                       --     29.35%
-----------------------------------------      ------    ------

     * Class A shares began operations on September 29, 1995. Class C shares began operations on August 1, 1999.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


                                                  Shareholder Fees (fees paid
                                                 directly from your investment)
                                                Class A Shares    Class C Shares

Maximum Sales Charge (Load)                          5.75%             2.25%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        5.75%1            1.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or amount redeemed, whichever is less)                  *              1.00%2
--------------------------------------------------------------------------------
Redemption Fee                                         **                **
--------------------------------------------------------------------------------

                                                     Annual Fund Operating
                                                  Expenses (expenses that are
                                                   deducted from Fund assets)

Management Fees                                      1.00%             1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.23%             0.98%
--------------------------------------------------------------------------------
Other Expenses                                       0.43%             0.43%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.66%             2.41%3
--------------------------------------------------------------------------------

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase.

     2 The 1.00% is waived for benefits paid to you through a qualified pension plan.

     ** You will be charged a fee for each wire redemption. This fee is subject to change.

     3    These expenses are based on estimates for the current fiscal year.

The following example should help you compare the cost of investing in the Growth/Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         Class A Shares         Class C Shares

          1 Year             $  734                 $  366
--------------------------------------------------------------------------------
          3 Years            $1,068                 $  867
--------------------------------------------------------------------------------
          5 Years            $1,425                 $1,394
--------------------------------------------------------------------------------
          10 Years           $2,427                 $2,837
--------------------------------------------------------------------------------

TOUCHSTONE EQUITY FUND
----------------------

THE FUND'S INVESTMENT GOAL

The Equity Fund seeks long-term growth of capital by investing primarily in growth-oriented stocks.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a diversified portfolio of common stocks which are believed to have growth attributes superior to the general market. In selecting investments, the portfolio manager focuses on those companies that have attractive opportunities for growth of principal, yet sell at reasonable valuations compared to the portfolio manager's expected growth rates of revenues, cash flows and earnings. Under normal circumstances, the Fund will invest at least 65% of its total assets in common stocks.

The portfolio manager uses a database of stocks from which to choose companies and then performs a detailed fundamental analysis on the companies which pass the initial screening. The intent of this analysis is to:

     o    Identify superior growth attributes relative to the general market
     o Identify high quality large cap companies with superior financial condition
     o    Acquire a detailed understanding of a company's earnings power
     o    Position the portfolio for a superior risk/reward ratio

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o If the detailed fundamental analysis of companies in the stock screening process is not accurate
     o If the companies in which the Fund invests do not grow as rapidly or increase in value as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund will be most appealing to you if you are a moderate or risk tolerant person. You should be comfortable with a fair degree of volatility. Capital appreciation of your investment capital may be important to you, however, you may be uncomfortable taking extreme risk in order to achieve it. This Fund's approach may be appropriate for you if you are comfortable with a moderate level of risk.

THE FUND'S PERFORMANCE

The following bar chart indicates the risks of investing in the Equity Fund. It shows changes in the performance of the Fund's Class C shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Class A shares offered by the Fund will differ from the Class C returns shown in the bar chart, depending on the expenses of that class.

                       EQUITY FUND -- CLASS C PERFORMANCE

YEARS           TOTAL RETURN

1994                -2.43%

1995                31.03%

1996                13.42%

1997                28.37%

1998                20.70%

1999                17.17%

     During the period shown in the bar chart, the highest quarterly return was 19.92% (for the quarter ended December 31, 1998) and the lowest quarterly return was -10.57% (for the quarter ended September 30, 1998).

     The year-to-date return for the Fund's Class C shares as of March 31, 2000 is 6.50%.

The following table indicates the risk of investing in the Equity Fund. It shows how the Fund's average annual returns for the periods shown compare to that of the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is a widely recognized unmanaged index of common stock prices. The table shows the effect of the applicable sales charge.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                               Past 12   Past 5    Since
                                               Months    Years     Fund Started*

EQUITY FUND -- CLASS A                         11.71%    21.59%    16.16%
------------------------------------------     ------    ------    ------
Standard & Poor's 500 Index                    21.04%    28.51%    22.82%
------------------------------------------     ------    ------    ------
EQUITY FUND -- CLASS C                         15.70%    21.65%    15.64%
------------------------------------------     ------    ------    ------
Standard & Poor's 500 Index                    21.04%    28.51%    22.17%
------------------------------------------     ------    ------    ------

     * Class A shares began operations on August 2, 1993. Class C shares began operations on June 7, 1993.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                  Shareholder Fees (fees paid
                                                 directly from your investment)
                                                Class A Shares    Class C Shares

Maximum Sales Charge (Load)                          5.75%             2.25%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        5.75%1            1.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or amount redeemed, whichever is less)                  *              1.00%2
--------------------------------------------------------------------------------
Redemption Fee                                         **                **
--------------------------------------------------------------------------------

                                                     Annual Fund Operating
                                                  Expenses (expenses that are
                                                   deducted from Fund assets)

Management Fees                                      0.75%             0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.25%             1.00%
--------------------------------------------------------------------------------
Other Expenses                                       0.31%             0.66%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.31%             2.41%
--------------------------------------------------------------------------------

      1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase.

     2 The 1.00% is waived for benefits paid to you through a qualified pension plan.

     ** You will be charged a fee for each wire redemption. This fee is subject to change.

The following example should help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         Class A Shares         Class C Shares

          1 Year             $  701                 $  366
--------------------------------------------------------------------------------
          3 Years            $  966                 $  867
--------------------------------------------------------------------------------
          5 Years            $1,252                 $1,394
--------------------------------------------------------------------------------
          10 Years           $2,063                 $2,837
--------------------------------------------------------------------------------

TOUCHSTONE ENHANCED 30 FUND
---------------------------

THE FUND'S INVESTMENT GOAL

The Enhanced 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund's portfolio is based on the 30 stocks that comprise the Dow Jones Industrial Average. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks. The portfolio manager seeks to surpass the total return of the Dow Jones Industrial Average by substituting stocks that offer above average growth potential for those stocks in the Dow Jones Industrial Average that appear to have less growth potential. The Fund's portfolio will at all times consist of 30 stocks and up to 1/3 of these holdings may represent substituted stocks in the enhanced portion of the portfolio.

The portfolio manager uses a database of 4,000 stocks from which to choose the companies that will be substituted in the enhanced portion of the portfolio. A specific process is followed to assist the portfolio manager in its selections:

     o The 4,000 stocks are reduced to 1,400 by screening for quality and market capitalization ($10 billion minimum).
     o A model is applied to select stocks that the portfolio manager believes are priced at a discount to intrinsic value. This model reduces the stock choices to about 300 companies.
     o The portfolio manager then searches for those companies that currently have a catalyst at work which may help to unlock their earnings potential.

Stocks are sold when the portfolio manager believes they are overpriced or face a significant reduction in earnings prospects. The portfolio is rebalanced periodically or as needed due to changes in the Dow Jones Industrial Average or the other securities in the portfolio.

The portfolio manager's selection process is expected to cause the Fund's portfolio to have the following characteristics:

     o    Attractive valuation
     o    Above-average earnings and dividend growth
     o    Above-average market capitalization ratio
     o    Dominant industry position
     o    Seasoned management
     o    Above-average quality

Unlike  the  Dow  Jones  Industrial  Average,   the  Enhanced  30  Fund  is  not
price-weighted.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o If the stock selection model is not accurate in its stock screening process
     o If the stocks in the enhanced portion of the portfolio do not increase the Fund's return as expected o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued
     o    If the stocks in the Fund's portfolio are not undervalued as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find out more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund will be most appealing to you if you are a moderate, or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it. This Fund's approach may be most appropriate for you if you are comfortable with a moderate level of risk.

PERFORMANCE NOTE

Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Enhanced 30 Fund started on May 1, 2000, there is no performance information included in this Prospectus.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                  Shareholder Fees (fees paid
                                                 directly from your investment)
                                                Class A Shares    Class C Shares

Maximum Sales Charge (Load)                          5.75%             2.25%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        5.75%1            1.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or amount redeemed, whichever is less)                  *              1.00%2
--------------------------------------------------------------------------------
Redemption Fee                                         **                **
--------------------------------------------------------------------------------

                                                     Annual Fund Operating
                                                  Expenses (expenses that are
                                                   deducted from Fund assets)

Management Fees                                      0.65%             0.65%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.25%             1.00%
--------------------------------------------------------------------------------
Other Expenses3                                      1.00%             1.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.90%             2.65%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement4              .90%              .90%
--------------------------------------------------------------------------------
Net Expenses                                         1.00%             1.75%
--------------------------------------------------------------------------------

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase.

     2 The 1.00% is waived for benefits paid to you through a qualified pension plan

     ** You will be charged a fee for each wire redemption. This fee is subject to change.

     3 Other expenses are based on estimated amounts for the current fiscal year.

     4 Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least March 31, 2001.

The following example should help you compare the cost of investing in the Enhanced 30 Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         Class A Shares         Class C Shares

          1 Year             $  671                 $  301
--------------------------------------------------------------------------------
          3 Years            $1,055                 $  854
--------------------------------------------------------------------------------

     o The example for the 3 year period is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for the period after year 1.

TOUCHSTONE VALUE PLUS FUND
--------------------------

THE FUND'S INVESTMENT GOAL

The Value Plus Fund seeks to increase the value of Fund shares over the long-term.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. The Fund may also invest in common stocks of rapidly growing companies to enhance the Fund's return and vary its investments to avoid having too much of the Fund's assets subject to risks specific to undervalued stocks.

Approximately 70% of total assets will generally be invested in large cap companies and approximately 30% will generally be invested in mid cap companies. A large cap company has a market capitalization of more than $5 billion. A mid cap company has a market capitalization of between $1 billion and $5 billion.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued
     o    If the stocks in the Fund's portfolio are not undervalued as expected
     o Because the price of mid cap stocks may fluctuate more than the price of large cap stocks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that it will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund will be most appealing to you if you are a moderate or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it. This Fund's approach may be most appropriate for you if you are comfortable with a moderate level of risk.

THE FUND'S PERFORMANCE

The following bar chart indicates the risks of investing in the Value Plus Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Class C shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

VALUE PLUS FUND -- CLASS A PERFORMANCE

YEAR             TOTAL RETURN

1999                 15.51%

During the period shown in the bar chart, the highest quarterly return was 13.01% (for the quarter ended December 31,1999) and the lowest quarterly return was -8.68% (for the quarter ended September 30, 1999).

The year-to-date return for the Fund's Class A shares as of March 31, 2000 is -1.74%.

The following table indicates the risks of investing in the Value Plus Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the S&P 500 Index, the S&P/Barra Value Index and the Wilshire Large Cap Value Index. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The S&P/Barra Value Index is a capitalization-weighted index of stocks in the S&P 500 with high book-to-price ratios relative to the S&P 500 as a whole. The Wilshire Large Cap Value Index is an index of equity securities that fit Wilshire Asset Management's value stock characteristics and fall into the largest 750 securities in the Wilshire 500 Index. The table shows the effect of the applicable sales charge.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                               Past 12   Since Fund
                                               Months    Started*

VALUE PLUS FUND -- CLASS A                      8.82%     7.89%
-----------------------------------------      ------    ------
VALUE PLUS FUND -- CLASS C                     12.81%     9.12%
-----------------------------------------      ------    ------
S&P 500 INDEX                                  21.04%    18.16%
-----------------------------------------      ------    ------
S&P/BARRA VALUE INDEX                          12.01%     8.05%
-----------------------------------------      ------    ------
WILSHIRE LARGE CAP VALUE INDEX                  3.55%     2.57%
-----------------------------------------      ------    ------


 * Class A shares began operations on May 1, 1998 and Class C shares began operations on January 1, 1999. We calculated the Class C performance in the table using the historical performance information of the Fund's predecessor, restated to reflect the current sales load applicable to Class C shares.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                  Shareholder Fees (fees paid
                                                 directly from your investment)
                                                Class A Shares    Class C Shares

Maximum Sales Charge (Load)                          5.75%             2.25%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        5.75%1            1.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or amount redeemed, whichever is less)                  *              1.00%2
--------------------------------------------------------------------------------
Redemption Fee                                         **                **
--------------------------------------------------------------------------------

                                                     Annual Fund Operating
                                                  Expenses (expenses that are
                                                   deducted from Fund assets)

Management Fees                                      0.75%             0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.25%             1.00%
--------------------------------------------------------------------------------
Other Expenses                                       1.02%             1.02%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 2.02%             2.77%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement3             0.72%             0.72%
--------------------------------------------------------------------------------
Net Expenses                                         1.30%             2.05%
--------------------------------------------------------------------------------

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase.

     2 The 1.00% is waived for benefits paid to you through a qualified pension plan.

     ** You may be charged a fee for each wire redemption. This fee is subject to change.

     3 Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 2000.

The following example should help you compare the cost of investing in the Value Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         Class A Shares         Class C Shares

          1 Year             $  700                 $  330
--------------------------------------------------------------------------------
          3 Years            $1,107                 $  906
--------------------------------------------------------------------------------
          5 Years            $1,538                 $1,508
--------------------------------------------------------------------------------
          10  Years          $2,734                 $3,134
--------------------------------------------------------------------------------
     o The example for the 3, 5 and 10-year period is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

TOUCHSTONE UTILITY FUND
-----------------------

THE FUND'S INVESTMENT GOAL

The Utility Fund seeks growth of capital and current income by investing primarily in securities of public utilities.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a diversified portfolio of common, preferred, and convertible preferred stocks and bonds of domestic public utilities. The Fund will invest at least 65% of its total assets in the securities of public utilities, which are those companies involved in the production, supply or distribution of electricity, natural gas, telecommunications (including cable and wireless companies) and water. The Fund will invest in investment grade debt securities which mature within 30 years.

The portfolio manager selects investments for the Fund by identifying companies that have

     o Sustainable growth rates in revenues, earnings, dividends, cash flows and return on investment
     o    Favorable relative valuation indicators
     o    "Hidden assets" not recognized by the market
     o    Positive management assessment
     o    Favorable regulatory climate

The portfolio manager also determines the competitive strengths and weaknesses, opportunities and threats to both the company and the industry. The portfolio manager expects to hold the Fund's securities for the long term, but will sell a security when a serious deterioration in the fundamental competitive position of the company occurs or when there is a change in the company's management which the portfolio manager believes is not in the best interests of shareholders.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the stock market as a whole goes down
     o If the stocks of public utilities go down because of the occurrence of events and risks unique to the public utilities market
     o If the stocks in the Fund's portfolio do not grow over the long term as expected
     o If interest rates go up, causing the value of any debt securities held by the Fund to decline

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you are a moderate or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it. This Fund's approach may be most appropriate for you if you are comfortable with a moderate level of risk.

THE FUND'S PERFORMANCE

The following bar chart indicates the risks of investing in the Utility Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Class C shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                       UTILITY FUND -- CLASS A PERFORMANCE

YEARS           TOTAL RETURN

1990                 2.34%

1991                22.70%

1992                 7.66%

1993                 8.03%

1994                -2.02%

1995                26.46%

1996                 5.77%

1997                27.90%

1998                17.64%

1999                 1.45%

     During the period shown in the bar chart, the highest quarterly return was 16.83% (for the quarter ended December 31, 1997) and the lowest quarterly return was -12.26% (for the quarter ended March 31, 1999).

     The year-to-date return for the Fund's Class A shares as of March 31, 2000 is 2.11%.

The following table indicates the risks of investing in the Utility Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Standard & Poor's Utility Index. The Standard & Poor's Utility Index is a widely recognized unmanaged index consisting of electric power, natural gas and telephone companies. The table shows the effect of the applicable sales charge.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                                        Since
                                       Past 12    Past 5     Past 10    Fund
                                       Months     Years      Years      Started*

UTILITY FUND -- CLASS A                -4.39%     13.99%     10.66%     11.01%
-----------------------------------    ------     ------     ------     ------
Standard & Poor's Utility Index        -8.91%     13.81%      9.18%     10.03%
-----------------------------------    ------     ------     ------     ------
UTILITY FUND -- CLASS C                -0.98%     14.02%        --       9.98%
-----------------------------------    ------     ------     ------     ------
Standard & Poor's Utility Index        -8.91%     13.81%        --       8.89%
-----------------------------------    ------     ------     ------     ------

     * Class A shares began operations on August 15, 1989. Class C shares began operations on August 2, 1993.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


                                                  Shareholder Fees (fees paid
                                                 directly from your investment)
                                                Class A Shares    Class C Shares


Maximum Sales Charge (Load)                          5.75%             2.25%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        5.75%1            1.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price             *              1.00%2
or the amount redeemed, whichever is less)
--------------------------------------------------------------------------------
Redemption Fee                                         **                **
--------------------------------------------------------------------------------

                                                     Annual Fund Operating
                                                  Expenses (expenses that are
                                                   deducted from Fund assets)

Management Fees                                      0.75%             0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.23%             0.92%
--------------------------------------------------------------------------------
Other Expenses                                       0.35%             0.83%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.33%             2.50%
--------------------------------------------------------------------------------

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase.

     2 The 1.00% is waived for benefits paid to you through a qualified pension plan.

     ** You will be charged a fee for each wire redemption. This fee is subject to change.

The following example should help you compare the cost of investing in the Utility Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         Class A Shares         Class C Shares
          1 Year             $  703                 $  375
--------------------------------------------------------------------------------
          3 Years            $  972                 $  894
--------------------------------------------------------------------------------
          5 Years            $1,262                 $1,439
--------------------------------------------------------------------------------
          10 Years           $2,084                 $2,925
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES AND RISKS
-------------------------------

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?

Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?

The Aggressive Growth Fund and the International Equity Fund may engage in active trading to achieve their investment goals. This may cause the Funds to realize higher capital gains which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs, which would lower a Fund's performance.

CAN A FUND CHANGE ITS INVESTMENT GOAL?

Each Fund (except the Growth/Value Fund and the Aggressive Growth Fund) may change its investment goal(s) by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change took effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?

INTERNATIONAL EQUITY FUND. The International Equity Fund may also invest in certain debt securities issued by U.S. and non-U.S. entities (up to 20%), including non-investment grade debt securities rated as low as B.

EMERGING GROWTH FUND. When the portfolio managers believe the following securities offer a good potential for capital growth or income, up to 35% of the Fund's assets may be invested in:

     o    Larger company stocks
     o    Preferred stocks
     o    Convertible bonds

The Emerging Growth Fund may also invest in:

     o    Securities of foreign  companies traded mainly outside the U.S. (up to
          20%)
     o    American Depository Receipts (ADRs) (up to 20%)
     o    Securities of emerging market countries (up to 10%)

VALUE PLUS FUND. The Value Plus Fund may invest in:

     o    Preferred stocks
     o    Investment grade debt securities
     o    Convertible securities

In addition, the Value Plus Fund may invest in (up to 10%):

     o    Cash equivalent investments
     o    Short-term debt securities

THE FUNDS AT A GLANCE.

The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES A FUND MIGHT INVEST IN?

The following table shows the main types of securities in which each Fund generally will invest. Investments marked P are principal investments. Investments marked 0 are other types of securities in which a Fund may invest to a lesser extent. Some of the Funds' investments are described in detail below:

                                    International  Emerging    Aggressive    Growth/                Enhanced    Value
                                    Equity         Growth      Growth        Value       Equity     30          Plus       Utility
                                    Fund           Fund        Fund          Fund        Fund       Fund        Fund       Fund

FINANCIAL INSTRUMENTS
Invests in U.S. stocks                              P           P             P           P          P           P          P
----------------------------------------------------------------------------------------------------------------------------------
Invests in foreign stocks            P              O
----------------------------------------------------------------------------------------------------------------------------------
Invests in investment grade
debt securities                      O              0                                                            0          P
----------------------------------------------------------------------------------------------------------------------------------
Invests in non-investment
grade debt securities                O
----------------------------------------------------------------------------------------------------------------------------------
Invests in foreign debt
securities                           O
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNIQUES
Emphasizes securities of
small cap companies                                 P           P             0
----------------------------------------------------------------------------------------------------------------------------------
Emphasizes securities of
mid cap companies                                               P                                                P
----------------------------------------------------------------------------------------------------------------------------------
Emphasizes securities of
large cap companies                                             P             P           P          P           P
----------------------------------------------------------------------------------------------------------------------------------
Emphasizes undervalued
stocks                                              O           O             O                                  P         O
----------------------------------------------------------------------------------------------------------------------------------
Invests in securities of
emerging market countries            P              O
----------------------------------------------------------------------------------------------------------------------------------
Invests in technology
securities                                                      O             O                                             O
----------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

FOREIGN COMPANIES. A foreign company is organized under the laws of a foreign country and:

     o    Has the principal trading market for its stock in a foreign country
     o Derives at least 50% of its revenues or profits from operations in foreign countries or has at least 50% of its assets located in foreign countries

INVESTMENT GRADE SECURITIES. Investment grade securities are generally rated BBB or better by Standard & Poor's Rating Service (S&P) or Baa or better by Moody's Investor Service, Inc. (Moody's).

NON-INVESTMENT GRADE SECURITIES. Non-investment grade securities are higher risk, lower quality securities, often referred to as "junk bonds", and are considered speculative. They are rated by S&P as less than BBB or by Moody's as less than Baa.

"LARGE CAP," "MID CAP" AND "SMALL CAP" COMPANIES. A large cap company has a market capitalization of more than $5 billion. A mid cap company has a market capitalization of between $1 billion and $5 billion. A small cap company has a market capitalization of less than $1 billion.

EMERGING GROWTH COMPANIES. Emerging Growth companies are companies that have:

     o A total market capitalization less than that of the average of the companies in the Standard & Poor's Composite Index of 500 Stocks
     o Earnings that the portfolio managers believe may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates

EMERGING MARKET COUNTRIES. Emerging Market Countries are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Italy, Japan, Luxembourg, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States. When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that:

     o    Is organized under the laws of an emerging market country
     o Has its principal trading market for its stock in an emerging market country
     o Derives at least 50% of its revenues or profits from operations within emerging market countries or has at least 50% of its assets located in emerging market countries

UNDERVALUED STOCKS. A stock is considered undervalued if the portfolio manager believes it should be trading at a higher price than it is at the time of purchase. Factors considered are:

     o    Price relative to earnings
     o    Price relative to cash flow
     o    Price relative to financial strength

STOCKS NOT ACTIVELY TRADED ON STOCK EXCHANGE. A stock is considered not actively traded if the volume of shares of the stock bought and sold on a daily basis on the regional and national stock exchanges is minimal or non-existent. Because of the low volume of shares of such stocks that are bought and sold on a daily basis, the Fund may have difficulty selling shares of stock of this type.

PUBLIC UTILITIES SECURITIES. Common stock, preferred stock, convertible preferred stock and bonds of domestic companies involved in the production, supply or distribution of electricity, natural gas, telecommunications (including cable and wireless) and water.

HOW CAN I TELL, AT A GLANCE, A FUND'S KEY RISKS?

The following table shows some of the principal and other risks to which each Fund is subject. Risks marked P are principal risks. Risks marked 0 are other risks that may impact the Fund to a lesser extent. Each risk is described in detail below:

                                    International  Emerging    Aggressive    Growth/                Enhanced    Value
                                    Equity         Growth      Growth        Value       Equity     30          Plus       Utility
                                    Fund           Fund        Fund          Fund        Fund       Fund        Fund       Fund

MARKET RISK                          P              P           P             P           P          P           P          P
Emerging Growth Companies                           P
Public Utilities                                                                                                            P
Stocks Not Actively Traded                                      0
Mid Cap and Small Cap                               P           P             0                                  P
Technology Securities                                           0             0                                             0
INTEREST RATE RISK                   0              0                                                            0          P
CREDIT RISK                          0              0                                                            0          P
Non-Investment Grade Securities      0
FOREIGN INVESTING RISK               P              0
Emerging Market Risk                 P              0
Political Risk                       0
NON-DIVERSIFICATION RISK                                        0             0

RISKS OF INVESTING IN THE FUNDS

MARKET RISK. A Fund that invests in common stocks is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds.

     o Emerging Growth Companies. Investment in Emerging Growth companies is subject to enhanced risks because such companies generally have limited product lines, markets or financial resources and often exhibit a lack of management depth. The securities of such companies can be difficult to sell and are usually more volatile than securities of larger, more established companies.

     o    Public  Utilities.  Investment  in  Public  Utilities  is  subject  to enhanced risks because such companies may be the subject of rate regulation by government agencies, which may make it difficult to obtain adequate return on invested capital, pass on cost increases and finance large construction projects. Public Utilities that provide power or other energy related services are exposed to additional risks such as, difficulties in obtaining fuel at reasonable prices, shortages of fuel, energy conservation measures, restrictions on operations and increased costs and delays from licensing and environmental considerations and the special risks of constructing and operating nuclear power generating facilities or other specialized types of facilities. In addition, stocks of Public Utilities may be more sensitive to changes in interest rates than other types of equity investments.

     o Stocks Not Actively Traded. Investment in Stocks Not Actively Traded is subject to enhanced risks because the stocks are not actively traded on the regional or national stock exchange. The stocks can be difficult to sell because the Fund may not be able to locate a buyer for the stock at the time the Fund desires to sell the stock. Also, the Fund may not be able to obtain the best price when it desires to sell the stock.

     o Small Cap and Medium Cap Companies. Because small cap and medium cap companies normally have fewer shares outstanding than larger companies, it may be more difficult for the portfolio manager to buy or sell significant amounts of these shares without an unfavorable impact on prevailing prices. Small cap companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small cap and medium cap companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small cap and medium cap companies than for larger, more established ones. Although investing in securities of small and medium cap companies offers potential for above-average returns if the companies are successful, the risk exists that such companies will not succeed and the prices of their shares could significantly decline in value.

     o Technology Securities. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products and services may be subject to competitive pressures and aggressive pricing and the risk that new products will not meet expectations or even reach the marketplace.

INTEREST RATE RISK. A Fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

CREDIT RISK. The debt securities in a Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

     o Non-Investment Grade Securities. Non-investment grade securities are sometimes referred to as "junk bonds" and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund which invests in non-investment grade securities could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade securities can also be more difficult to sell for good value.

FOREIGN INVESTING. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

     o Emerging Market Countries. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

     o Political Risk. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under communist systems that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.

NON-DIVERSIFICATION RISK. A non-diversified Fund may invest a significant percentage of its assets in the securities of a single company. Because of the Fund's ownership of securities may be concentrated in a single company, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

THE FUNDS' MANAGEMENT
---------------------

REORGANIZATION OF TOUCHSTONE SERIES TRUST

Under the terms of an Agreement and Plan of Reorganization, on May 1, 2000, each of the Emerging Growth Fund, the International Equity Fund and the Value Plus Fund will succeed to the assets and liabilities of another mutual fund of the same name (the "Predecessor Fund"), which is a series of Touchstone Series Trust. The investment goals and strategies of each Fund and its Predecessor Fund are substantially identical.

INVESTMENT ADVISOR

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 311 Pike Street, Cincinnati, Ohio 45202, is the investment advisor for the Funds.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the"Advisers Act") since 1994. As of December 31, 1999, Touchstone Advisors had approximately $532 million in assets under management.

Touchstone Advisors is responsible for selecting Fund Sub-Advisors, subject to review by the Board of Trustees. Touchstone Advisors selects a Fund Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating Fund Sub-Advisors, including:

     o    Level of knowledge and skill
     o    Performance as compared to its peers or benchmark
     o    Consistency of performance over five years or more
     o    Level of compliance with investment rules and strategies
     o    Employees, facilities and financial strength
     o    Quality of service

Touchstone Advisors will also continually monitor each Fund Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Fund Sub-Advisors.

Touchstone Advisors discusses its expectations for performance with each Fund Sub-Advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not each Fund's Sub-Advisor contract should be renewed, modified or terminated.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the Fund Sub-Advisors, custodian, transfer agent and administrator.

Two or more Fund Sub-Advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one Fund Sub-Advisor, Touchstone Advisors allocates how much of a Fund's assets are managed by each Sub-Advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of the evaluations of the Fund Sub-Advisors.

Each Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays each Fund Sub-Advisor a fee for its services.

The fee paid to Touchstone Advisors by each Fund is shown in the table below:

                              Fee to Touchstone Advisors
                              (as % of average daily net assets)

International Equity Fund     0.95%
-----------------------------------
Emerging Growth Fund          0.80%
--------------------------------------------------------------------------------
Aggressive Growth Fund and    1.00%  of assets up to $50 million
Growth/Value Fund             0.90%  of assets from $50 million to $100 million
                              0.80%  of assets from $100 million to $200 million
                              0.75%  of assets over $200 million
--------------------------------------------------------------------------------
Equity Fund and Utility Fund  0.75%  of assets up to $200 million
                              0.70%  of assets from $200 million to $500 million
                              0.50%  of assets over $500 million
--------------------------------------------------------------------------------
Enhanced 30 Fund              0.65%
-----------------------------------
Value Plus Fund               0.75%
-----------------------------------

During the fiscal year ended March 31, 1999, the advisory fees paid by each of the Aggressive Growth Fund and the Growth/Value Fund were 1% of average net assets and the advisory fees paid by each of the Equity Fund and the Utility Fund were .75% of average net assets.

FUND SUB-ADVISORS

The Fund Sub-Advisors make the day-to-day decisions regarding buying and selling specific securities for a Fund. Each Fund Sub-Advisor manages the investments held by the Fund it serves according to the applicable investment goals and strategies.

FUND SUB-ADVISOR TO THE INTERNATIONAL EQUITY FUND

CREDIT SUISSE ASSET MANAGEMENT LLC (CREDIT SUISSE)
One Citicorp Center, 153 East 53rd Street, New York, NY 10022

Credit Suisse has been registered as an investment advisor under the Advisers Act since 1968. Credit Suisse provides investment advisory services to individual and institutional clients. As of December 31, 1999, Credit Suisse had assets under management of approximately $202.9 billion. Credit Suisse has been managing the International Equity Fund since the Fund's inception.

The Fund is managed by the Credit Suisse International Equity Management Team. The team consists of Larry Smith, Steven D. Bleiberg, Richard Watt, Alan Zlater, Emily Alejos and Robert B. Hrabchak.

FUND SUB-ADVISORS TO THE EMERGING GROWTH FUND

DAVID L. BABSON & COMPANY, INC. (BABSON)
One Memorial Drive, Cambridge, MA 02142-1300

Babson has been registered as an investment advisor under the Advisers Act since 1940. Babson provides investment advisory services to individual and institutional clients. As of December 31, 1999, Babson and affiliates had assets under management of $ 18.9 billion. Babson has been managing the Emerging Growth Fund since the Fund's inception.

Lance F. James has primary responsibility for the day-to-day management of the Fund. Mr. James has been with the firm since 1986.

WESTFIELD CAPITAL MANAGEMENT COMPANY, INC. (WESTFIELD)
One Financial Center, Boston, MA 02111

Westfield has been registered as an investment advisor under the Advisers Act since 1989. Westfield provides investment advisory services to individual and institutional clients. As of December 31, 1999, Westfield had assets under management of approximately $1.9 billion. Westfield has been managing the Emerging Growth Fund since the Fund's inception.

William A. Muggia has managed the portion of the Emerging Growth Fund's assets allocated to Westfield by the Advisor since April 1999. Mr. Muggia has been with Westfield since 1994.

FUND SUB-ADVISOR TO THE AGGRESSIVE GROWTH FUND AND THE GROWTH/VALUE FUND

MASTRAPASQUA & ASSOCIATES, INC. (MASTRAPASQUA)
814 CHURCH STREET, NASHVILLE, TENNESSEE 37203

Mastrapasqua has been registered as an investment advisor under the Advisers Act since 1993. Mastrapasqua provides investment advisory services to individual and institutional clients. As of December 31, 1999, Mastrapasqua had assets under management of approximately $1.3 billion. Frank Mastrapasqua, Ph.D., Chairman and Chief Executive Officer of Mastrapasqua, and Thomas A. Trantum, President of Mastrapasqua, are primarily responsible for the day-to-day management of the Funds. Prior to founding Mastrapasqua in 1993, Mr. Mastrapasqua was Director of Research and Chief Investment Strategist and a partner at J.C. Bradford & Co. Mr. Trantum was a Senior Analyst and a partner at J.C. Bradford & Co. until 1993.

FUND SUB-ADVISOR TO THE EQUITY FUND, THE VALUE PLUS FUND AND THE UTILITY FUND

FORT WASHINGTON INVESTMENT ADVISORS, INC. (FORT WASHINGTON)
420 East Fourth Street, Cincinnati, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of December 31, 1999, Fort Washington had assets under management of approximately $13 billion. Fort Washington has been managing the Equity Fund and the Utility Fund since May 2000 and the Value Plus Fund since its inception.

John C. Holden has managed the Value Plus Fund since May, 1998. Mr. Holden (CFA) joined Fort Washington in 1997 and is Vice President and Senior Portfolio Manager. From 1993 until 1997 he served as Vice President and Senior Portfolio Manager with Mellon Private Asset Management in Pittsburgh Pennsylvania.

Charles E. Stutenroth IV and Charles A. Ulbricht are primarily responsible for managing the Equity Fund and have been managing the Fund since November 1999. Mr. Stutenroth has served as Vice President of Fort Washington since 1999. From 1996 until 1999, he was Senior Vice President of Bank of America Investment Management, prior to which he was Vice President of National City Investment Management & Trust. Mr. Ulbricht has served as a Senior Research Manager of Fort Washington since 1995. From 1984 until 1995, he was Vice President-Research of Cowgill-Haberer Investment Counselors.

John C. Holden and William H. Bunn are primarily responsible for managing the Utility Fund and have been managing the Fund since November 1999. Mr. Holden has served as Vice President of Fort Washington since 1997. From 1993 until 1997, he was Vice President of Mellon Private Asset Management. Mr. Bunn has been employed by Fort Washington since 1994 as a securities analyst for the telecommunications and utilities industries.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as a Fund Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisor's decisions to reduce the possibility of a conflict of interest situation.

FUND SUB-ADVISOR TO THE ENHANCED 30 FUND

TODD INVESTMENT ADVISORS, INC. (TODD)
3160 NATIONAL CITY TOWER, LOUISVILLE, KY 40202

Todd has been registered as an investment advisor under the Advisers Act since 1979. Todd provides investment advisory services to individual and institutional clients. As of December 31, 1999, Todd had assets under management of approximately $ 3.3 billion.

Curtiss M. Scott, Jr., CFA has primary responsibility for the day-to-day management of the Fund. Mr. Scott joined Todd in 1996. He currently manages both small cap and large cap products for Todd. He has 15 years of experience as a small cap portfolio manager and 20 years of industry experience. Prior to joining Todd, Mr. Scott was a partner with Executive Investment Advisors. He has also held portfolio management positions at Lazard Freres Asset Management and Oppenheimer Management, both in New York.

Todd is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Todd as the Fund's Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisor's decisions to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE
-------------------------

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

OPENING AN ACCOUNT

You can contact your financial advisor to purchase shares of the Funds. You may also purchase shares of any Fund directly from Touchstone Securities, Inc. ("Touchstone"). In any event, you must complete the Investment Application included in this Prospectus. You may also obtain an Investment Application from Touchstone or your financial advisor.

     o    Investor Alert: Touchstone may choose to refuse any purchase order.

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required to purchase shares as well as to learn about the various ways you can purchase your shares

                                                         Initial      Additional
                                                        Investment    Investment
                                                        ----------    ----------

                                  Regular Account         $1,000         None
                                  ---------------

Retirement Plan Account or Custodial account under        $  250         None
a Uniform Gifts/Transfers to Minors Act ("UGTMA")
-------------------------------------------------

Investments through the Automatic Investment Plan         $   50        $  50
-------------------------------------------------

     o Investor Alert: Touchstone may change these initial and additional investment minimums at any time.

PRICING OF FUND SHARES

Each Fund's share price, also called net asset value (NAV), is determined as of the close of trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange (NYSE) is open. Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by Touchstone. The offering price is the NAV plus a sales charge, if applicable.

The Funds' investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

     o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined represents fair value.
     o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.
     o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Trustees might decide to value the security based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.
     o Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when a Fund does not price its shares, a Fund's NAV may change on days when shareholders will not be able to buy or sell shares.

CHOOSING A CLASS OF SHARES

Each Fund offers Class A shares and Class C shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

CLASS A SHARES

The offering price of Class A shares of each Fund is equal to its NAV plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares of each Fund as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

                                    Sales Charge as % of    Sales Charge as % of
Amount of Your Investment              Offering Price        Net Amount Invested
-------------------------             -----------------      -------------------
Under $50,000                               5.75%                   6.10%
$50,000 but less than $100,000              4.50%                   4.71%
$100,000 but less than $250,000             3.50%                   3.63%
$250,000 but less than $500,000             2.95%                   3.04%
$500,000 but less than $1 million           2.25%                   2.30%
$1 million or more                          0.00%                   0.00%

There is no front-end sales charge if you invest $1 million or more in a Fund. This includes large total purchases made through programs such as Aggregation, Concurrent Purchases, Letters of Intent and Rights of Accumulation. These programs are described more fully in the Statement of Additional Information ("SAI"). In addition, there is no front-end sales charge on purchases by certain persons related to the Funds or their service providers and certain other persons listed in the SAI.

If you redeem shares that you purchased as part of the $1 million purchase within one year, you will pay a contingent deferred sales charge (a sales charge you pay when you redeem your shares) of 1% on the shares redeemed.

Each Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") for its Class A shares. This plan allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. Under the plan, each Fund pays an annual fee of up to 0.25% of its average daily net assets that are attributable to Class A shares. Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CLASS C SHARES

The offering price of Class C shares of the Funds is equal to its NAV plus a 1.25% front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment. A contingent deferred sales charge of 1% of the offering price will be charged on Class C shares redeemed within one year after you purchased them.

No contingent deferred sales charge is applied if:

     o The shares which you redeem were acquired through the reinvestment of dividends or capital gains distributions
     o The amount redeemed resulted from increases in the value of the account above the amount of the total purchase payments

When we determine whether a contingent deferred sales charge is payable on a redemption, we assume that:

     o The redemption is made first from amounts free of any contingent deferred sales charge; then
     o    From the earliest purchase payment(s) that remain invested in the Fund

When we determine if amounts are available for redemption free of any contingent deferred sales charge, we:

     o    Add together all of your original purchase payments
     o    Subtract any amounts previously withdrawn
     o Check if there is any remaining amount free of any contingent deferred sales charge that can be applied to the total of the current value of the shares you have asked to redeem

The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class C shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class C shares and for services provided to holders of Class C shares.

Under the plan, each Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class C shares. Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

PURCHASING YOUR SHARES

For information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 800-543-0407).

You can invest in the Funds in the following ways:

                               OPENING AN ACCOUNT

               o Please make your check (in U.S. dollars) payable to the applicable Fund.
               o Send your check with the completed account application to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354 Your application will be processed subject to your check clearing.
               o    You may also open an account through your financial advisor.
               o We price direct purchases based upon the next determined public offering price (NAV plus any applicable sales load) after your order is received. Direct purchase orders received by Touchstone by 4:00 p.m., Eastern time, are processed at that day's public offering price. Direct investments received by Touchstone after 4:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day. Purchase orders received from financial advisors before 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m., Eastern time, are processed at that day's public offering price. Purchase orders received from financial advisors after 5:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day.
BY MAIL OR
THROUGH YOUR
FINANCIAL ADVISOR
--------------------------------------------------------------------------------
               o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund at NAV. You may also exchange shares of the Funds for shares of any Touchstone money market fund.
               o    You do not have to pay any exchange fee for these exchanges.
               o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.
BY EXCHANGE
--------------------------------------------------------------------------------
               o You may invest in the Funds through various retirement plans. The Funds' shares are designed for use with certain types of tax qualified retirement plans including defined benefit and defined contribution plans.
               o For further information about any of the plans, agreements, applications and annual fees, contact Touchstone or your financial advisor
THROUGH
RETIREMENT
PLANS
--------------------------------------------------------------------------------

                             ADDING TO YOUR ACCOUNT

               o Complete the investment form provided at the bottom of a recent account statement.
               o    Make your check payable to the applicable Fund.
               o    Write your account number on the check.
               o Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or (2) Mail your check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.
BY CHECK
--------------------------------------------------------------------------------
               o Specify your name and account number. If Touchstone receives a properly executed wire by 4:00 p.m. Eastern time on a day when the NYSE is open for regular trading, your order will be processed at that day's public offering price.
BY WIRE
--------------------------------------------------------------------------------

               o    You may exchange your shares by calling Touchstone.
               o    You do not have to pay any exchange fee for these exchanges.
               o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.
BY EXCHANGE
--------------------------------------------------------------------------------
               o You may add to your account in the Funds through various retirement plans. For further information, contact Touchstone or your financial advisor.
THROUGH
RETIREMENT
PLANS
--------------------------------------------------------------------------------

INFORMATION ABOUT WIRE TRANSFERS.

You may make additional purchases in the Funds directly by wire transfers. Contact your bank and ask it to wire federal funds to Touchstone. Banks may charge a fee for handling wire transfers. You should contact Touchstone or your financial advisor for further instructions.

     ooo  Special Tax
          Consideration
--------------------------------------------------------------------------------
To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

MORE INFORMATION ABOUT RETIREMENT PLANS.

Retirement Plans may include the following:

INDIVIDUAL RETIREMENT PLANS

     o    Traditional Individual Retirement Accounts (IRAs)
     o    Savings Incentive Match Plan for Employees (SIMPLE) IRAs
     o    Spousal IRAs
     o    Roth Individual Retirement Accounts (Roth IRAs)
     o    Education Individual Retirement Accounts (Education IRAs)
     o    Simplified Employee Pension Plans (SEP IRAs)
     o 403(b) Tax Sheltered Accounts that employ as custodian a bank acceptable to Touchstone

EMPLOYER SPONSORED RETIREMENT PLANS

     o    Defined benefit plans
     o Defined contribution plans (including 401K plans, profit sharing plans and money purchase plans)
     o    457 plans

AUTOMATIC INVESTMENT OPTIONS

The various ways that you can invest in the Funds are outlined below. Touchstone does not charge any fees for these services.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in a Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the Investment Application to do this. For further details about this service call Touchstone at 1-800-543-0407.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your account application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds. This occurs on a monthly basis and the minimum investment is $50.

DOLLAR COST AVERAGING. Our Dollar Cost Averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

PROCESSING ORGANIZATIONS. You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Funds have authorized certain processing organizations to receive purchase and sales orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization in conjunction with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

     o    Charge a fee for its services
     o    Act as the shareholder of record of the shares
     o    Set different minimum initial and additional investment requirements
     o    Impose other charges and restrictions
     o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Funds, Touchstone, the Advisor or their affiliates.

SELLING YOUR SHARES

You may sell some or all of your Fund shares on any day that the Fund calculates its NAV. If your request is received in proper form before the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

               o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the Investment Application. You may only sell shares over the telephone if the amount is less than $25,000.
               o To sell your Fund shares by telephone, call Touchstone, Nationwide at 800-543-0407.
               o    IRA accounts cannot be sold by telephone
BY TELEPHONE
--------------------------------------------------------------------------------
               o    Write to Touchstone.
               o    Indicate the number of shares or dollar amount to be sold.
               o    Include your name and account number.
               o Sign your request exactly as your name appears on your Investment Application.
BY MAIL
--------------------------------------------------------------------------------
               o Complete the appropriate information on the Investment Application.
               o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.
               o    You will be charged a wire redemption fee
               o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.
               o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.
BY WIRE
--------------------------------------------------------------------------------
               o You may also sell shares by contacting your financial advisor, who may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.
               o Your financial advisor is responsible for making sure that sale requests are transmitted to Touchstone in proper form in a timely manner.
THROUGH
YOUR FINANCIAL
ADVISOR
--------------------------------------------------------------------------------
     ooo  Special Tax
          Consideration
--------------------------------------------------------------------------------
Selling your shares may cause you to incur a taxable gain or loss.

     o Investor Alert: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

SIGNATURE GUARANTEES. Some circumstances require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:

     o    Proceeds from the sale of shares that exceed $25,000
     o Proceeds to be paid when the name or the address on the account has been changed within 30 days of your sale request.

TELEPHONE SALES. If we receive your share sale request before 4:00 p.m., Eastern time on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.

Interruptions in telephone service could prevent you from selling your shares in this manner when you want to. When you have difficulty making telephone sales, you should mail (or send by overnight delivery) a written request for sale of your shares to Touchstone.

In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures include:

     o    Requiring personal identification
     o Making checks payable only to the owner(s) of the account shown on Touchstone's records
     o Mailing checks only to the account address shown on Touchstone's records
     o    Directing wires only to the bank account shown on Touchstone's records
     o    Providing written confirmation for transactions requested by telephone
     o    Tape recording instructions received by telephone

SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive or send to a third party monthly or quarterly withdrawals of $50 or more if your account value is at least $5,000. There is no special fee for this service and no minimum amount is required for retirement plans.

     ooo  Special Tax
          Consideration
--------------------------------------------------------------------------------
If you exercise the Reinstatement Privilege, you should contact your tax advisor.

     ooo  Special Tax
          Consideration
--------------------------------------------------------------------------------
Involuntary sales may result in the sale of your Fund shares at a loss or may result in taxable investment gains.

REINSTATEMENT PRIVILEGE. You may reinvest proceeds from a sale of Fund shares or a dividend or capital gain distribution on Fund shares without a sales charge in any of the Touchstone Funds. You may do so by sending a written request and a check to Touchstone within 90 days after the date of the sale, dividend or distribution. Reinvestment will be at the next NAV calculated after Touchstone receives your request.

LOW ACCOUNT BALANCES

Touchstone may sell your Fund shares if your balance falls below the minimum amount required for your account as a result of redemptions that you have made (as opposed to a reduction from market changes). This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gift to Minors Act (UGTMA). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

RECEIVING SALE PROCEEDS

Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 7 days (normally within 3 business days) from the date of a proper request.

PROCEEDS SENT TO FINANCIAL ADVISORS

Proceeds which are sent to your financial advisor will not usually be re-invested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK

If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays
     o    When trading on the NYSE is restricted
     o When an emergency situation causes a Fund Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of its net assets
     o    During any other time when the SEC, by order, permits.

DISTRIBUTIONS AND TAXES

     ooo  Special Tax
          Consideration
--------------------------------------------------------------------------------
You should consult with your tax advisor to address your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends are declared and paid for each Fund:

                                           Dividends Declared     Dividends Paid

          International Equity Fund
          Emerging Growth Fund
          Aggressive Growth Fund
          Growth/Value Fund                Annually               Annually
          ----------------------------------------------------------------------
          Equity Fund
          Enhanced 30 Fund
          Value Plus Fund
          Utility Fund                     Quarterly              Quarterly
          ----------------------------------------------------------------------

Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION

DISTRIBUTIONS. Each Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time a Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of a Fund or choose to receive cash.

ORDINARY INCOME. Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

     ooo  Special Tax
          Consideration
--------------------------------------------------------------------------------
For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes paid by the Funds and certain distributions paid by the Funds during the prior taxable year.

FINANCIAL HIGHLIGHTS
--------------------

The financial highlights table for the International Equity Fund is intended to help you understand the Fund's financial performance for the past five years.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period ending December 31, 1999 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the SAI, which is available upon request. Information for the periods ending before December 31, 1999 was audited by other independent accountants.

                       INTERNATIONAL EQUITY FUND - CLASS A

                                                      SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                   YEARS ENDED DECEMBER 31,
                                                1999          1998            1997          1996          1995
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....    $  12.89      $  11.41        $  10.63      $   9.58      $   9.12
----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) .............        0.00          0.00(a)         0.02          0.05          0.21
Net realized and unrealized gain (loss)
   on investments ........................        5.06          2.27            1.64          1.06          0.47
----------------------------------------------------------------------------------------------------------------
   Total from investment operations ......        5.06          2.27            1.66          1.11          0.68
----------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income .................       (0.06)        (0.05)          (0.02)        (0.06)        (0.22)
   Realized capital gains ................       (1.37)        (0.74)          (0.86)           --            --
   Return of capital .....................          --            --              --            --            --
----------------------------------------------------------------------------------------------------------------
Total dividends and distributions ........       (1.43)        (0.79)          (0.88)        (0.06)        (0.22)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...........    $  16.52      $  12.89        $  11.41      $  10.63      $   9.58
================================================================================================================
Total return(b) ..........................       39.50%        19.94%          15.57%        11.61%         5.29%
RATIOS AND SUPPLEMENTAL DATA: ............    $  9,043      $  6,876        $  4,761      $  3,449      $  2,617
Net assets at end of period (000s)
Ratios to average net assets:
   Expenses (c) ..........................        1.60%         1.60%           1.60%         1.60%         1.60%
   Net investment income (loss) ..........       (0.08)%       (0.03)%          0.17%         0.42%         0.11%
Portfolio turnover .......................         155%          138%            151%           86%           90%
----------------------------------------------------------------------------------------------------------------

(a)  Amount rounds to less than $0.01.

(b) The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown.

(c)  If the  waiver  and  reimbursement  had not been in place  for the  periods listed,  the ratios of expenses  to average  net assets  would have been as follows:
                                                  4.11%         5.18%           7.07%         6.63%         7.30%

                       INTERNATIONAL EQUITY FUND - CLASS C
   SELECTED DATA FOR A SHARE OUTSTANDING FOR THE YEAR ENDED DECEMBER 31, 1999(A)
--------------------------------------------------------------------------------

Net asset value, beginning of period ....    $   12.51
------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) ............        (0.11)
Net realized and unrealized gain (loss)
     on investments .....................         4.89
------------------------------------------------------
   Total from investment operations .....         4.78
------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
    Net investment income ...............           --
    Realized capital gains ..............        (1.37)
    Return of capital ...................           --
------------------------------------------------------
Total dividends and distributions .......        (1.37)
------------------------------------------------------
Net asset value, end of period ..........    $   15.92
======================================================
      Total return (b) ..................        38.44%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s) ......    $   6,475
Ratios to average net assets(c)
      Expenses ..........................         2.35%
Net investment income (loss) ............        (0.81)%
Portfolio turnover ......................          155%
------------------------------------------------------

(a)  The Class commenced operations on January 1, 1999.
(b) The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown.
(c) If the waiver and reimbursement had not been in place for the period listed, the ratios of expenses to average net assets would have been 4.86%.

The financial highlights table for the Emerging Growth Fund is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period ending December 31, 1999 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the SAI, which is available upon request. Information for periods ending before December 31, 1999 was audited by other independent accountants.

                         EMERGING GROWTH FUND - CLASS A

                                                      SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                  YEARS ENDED DECEMBER 31,
                                              1999           1998           1997           1996           1995
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..    $   13.40      $   13.85      $   11.55      $   11.52      $   10.11
----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) ..........        (0.09)         (0.04)         (0.03)          0.01          (0.01)
Net realized and unrealized gain (loss)
     on investments ...................         6.18           0.37           3.71           1.20           2.29
----------------------------------------------------------------------------------------------------------------
   Total from investment operations ...         6.09           0.33           3.68           1.21           2.28
----------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income ..............           --             --             --          (0.01)         (0.03)
   Realized capital gains .............        (2.53)         (0.78)         (1.38)         (1.17)         (0.84)
   Return of capital ..................           --             --             --             --             --
----------------------------------------------------------------------------------------------------------------
Total dividends and distributions .....        (2.53)         (0.78)         (1.38)         (1.18)         (0.87)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period ........    $   16.96      $   13.40      $   13.85      $   11.55      $   11.52
================================================================================================================
    Total return(a) ...................        45.85%          2.57%         32.20%         10.56%         22.56%

RATIOS AND SUPPLEMENTAL DATA: .........    $  10,743      $   8,335      $   4,949      $   2,873      $   2,520
Net assets at end of period (000s)
Ratios to average net assets:
      Expenses (b) ....................         1.50%          1.50%          1.50%          1.50%          1.50%
      Net investment income (loss) ....        (0.66)%        (0.41)%        (0.30)%        (0.12)%        (0.05)%
Portfolio turnover ....................           97%            78%           101%           117%           109%
----------------------------------------------------------------------------------------------------------------

(a) The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown.

(b)  If the  waiver  and  reimbursement  had not been in place  for the  periods listed,  the ratios of expenses  to average  net assets  would have been as follows:
                                                3.29%          4.11%          5.94%          6.58%          7.09%

                         EMERGING GROWTH FUND - CLASS C

   SELECTED DATA FOR A SHARE OUTSTANDING FOR THE YEAR ENDED DECEMBER 31, 1999(A)
--------------------------------------------------------------------------------
Net asset value, beginning of period ....    $   13.04
------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) ............        (0.19)
Net realized and unrealized gain (loss)
     on investments .....................         5.97
------------------------------------------------------
   Total from investment operations .....         5.78
------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
    Net investment income ...............           --
    Realized capital gains ..............        (2.53)
    Return of capital ...................           --
------------------------------------------------------
Total dividends and distributions .......        (2.53)
------------------------------------------------------
Net asset value, end of period ..........    $   16.29
======================================================
      Total return (b) ..................        44.86%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s) ......    $   3,964
Ratios to average net assets(c)
      Expenses ..........................         2.25%
Net investment income (loss) ............        (1.41)%
Portfolio turnover ......................           97%
------------------------------------------------------

(a)  The Class commenced operations on January 1, 1999.
(b) The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown.
(c) If the waiver and reimbursement had not been in place for the period listed, the ratios of expenses to average net assets would have been 4.03%.

The financial highlights table for the Aggressive Growth Fund is intended to help you understand the Fund's financial performance during its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for periods ending August 31, 1997, March 31, 1998 and March 31, 1999 has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, is included in the SAI, which is available upon request. Information for the period ending August 31, 1996 was audited by other independent accountants. Information for the period ending September 30, 1999 was unaudited. The following information is for Class A shares only. Information is not available for Class C shares since their public offering did not begin until May 1, 2000.

AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED             YEAR        SEVEN MONTHS      YEAR          PERIOD
                                         SEPT. 30,           ENDED          ENDED          ENDED         ENDED
                                           1999            MARCH 31,      MARCH 31,      AUGUST 31,     AUGUST 31,
                                        (UNAUDITED)          1999          1998(A)         1997          1996(B)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   15.73         $   15.81      $   16.29      $   10.95      $   10.00
                                         --------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment loss                       (0.14)            (0.27)         (0.15)         (0.17)         (0.11)(C)
   Net realized and unrealized gains
     (losses) on investments                  2.43              2.67          (0.33)          5.54           1.06
                                         --------------------------------------------------------------------------------
Total from investment operations              2.29              2.40          (0.48)          5.37           0.95
                                         --------------------------------------------------------------------------------

Distributions from net realized gains           --             (2.48)            --          (0.03)            --
                                         --------------------------------------------------------------------------------

Net asset value at end of period         $   18.02         $   15.73      $   15.81      $   16.29      $   10.95
                                         ================================================================================

Total return(D)                              14.56%            15.46%         (2.95%)        49.09%          9.50%
                                         ================================================================================

Net assets at end of period (000's)      $  10,692         $  11,402      $  15,495      $  13,984      $   6,550
                                         ================================================================================

Ratio of net expenses
   to average net assets(E)                   1.95%(F)          1.95%          1.95%(F)       1.94%          1.95%(F)

Ratio of net investment loss
   to average net assets                     (1.74%)(F)        (1.52%)        (1.66%)(F)     (1.57%)        (1.26%)(F)

Portfolio turnover rate                         17%(F)            93%            40%(F)         51%            16%

Amount of debt outstanding at
   end of period                         $      --         $      --            n/a            n/a           n/a

Average daily amount of debt
   outstanding during the
   period (000's)                        $     550         $      80            n/a            n/a            n/a

Average daily number of capital shares
   outstanding during the
   period (000's)                              593               818            n/a            n/a            n/a

Average amount of debt per share
   during the period                     $    0.93         $    0.10            n/a            n/a            n/a

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31.

(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

(C)  Calculated using weighted average shares outstanding during the period.

(D)  Total returns shown exclude the effect of applicable sales loads.

(E) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 2.86%(F), 2.00%, 2.62% and 5.05%(F) for the periods ended September 30, 1999, March 31, 1999, August 31, 1997 and August 31, 1996, respectively.

(F)  Annualized.

The financial highlights table for the Growth/Value Fund is intended to help you understand the Fund's financial performance during its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the periods ending August 31, 1997, March 31, 1998 and March 31, 1999 has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, is included in the SAI, which is available upon request. Information for the period ending August 31, 1996 was audited by other independent accountants. Information for the period ending September 30, 1999 was unaudited.

GROWTH/VALUE FUND - CLASS A
--------------------------------------------------------------------------------
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED             YEAR        SEVEN MONTHS      YEAR          PERIOD
                                         SEPT. 30,           ENDED          ENDED          ENDED         ENDED
                                           1999            MARCH 31,      MARCH 31,      AUGUST 31,     AUGUST 31,
                                        (UNAUDITED)          1999          1998(A)         1997          1996(B)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   17.50         $   16.30      $   15.90      $   11.18      $   10.00
                                         --------------------------------------------------------------------------------
Income from investment operations:
   Net investment loss                       (0.10)            (0.17)         (0.08)         (0.13)         (0.06)(C)
   Net realized and unrealized
     gains on investments                     1.72              4.84           1.05           5.39           1.24
                                         --------------------------------------------------------------------------------
Total from investment operations              1.62              4.67           0.97           5.26           1.18
                                         --------------------------------------------------------------------------------

Distributions from net realized gains           --             (3.47)         (0.57)         (0.54)            --
                                         --------------------------------------------------------------------------------

Net asset value at end of period         $   19.12         $   17.50      $   16.30      $   15.90      $   11.18
                                         ================================================================================

Total return(D)                               9.26%            29.89%          6.43%         47.11%         11.80%
                                         ================================================================================

Net assets at end of period (000's)      $  24,692         $  24,664      $  28,649      $  26,778      $  15,108
                                         ================================================================================

Ratio of net expenses
   to average net assets(E)                   1.66%(F)          1.66%          1.66%(F)       1.95%          1.95%(F)

Ratio of net investment loss
   to average net assets                     (1.11%)(F)        (0.93%)        (0.91%)(F)     (1.03%)        (0.62%)(F)

Portfolio turnover rate                         36%(F)            59%            62%(F)         52%            21%

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31.

(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

(C)  Calculated using weighted average shares outstanding during the period.

(D)  Total returns shown exclude the effect of applicable sales loads.

(E) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 2.83%(F) for the period ended August 31, 1996.

(F)  Annualized.

GROWTH/VALUE FUND - CLASS C
--------------------------------------------------------------------------------
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                            PERIOD
                                                             ENDED
                                                           SEPT. 30,
                                                            1999(A)
                                                          (UNAUDITED)
--------------------------------------------------------------------------------

Net asset value at beginning of period                     $   18.65
                                                           ----------

Income from investment operations:
   Net investment loss                                         (0.03)
   Net realized and unrealized gains on investments             0.49
                                                           ----------
Total from investment operations                                0.46
                                                           ----------

Net asset value at end of period                           $   19.11
                                                           ==========

Total return(B)                                                 2.47%
                                                           ==========

Net assets at end of period (000's)                        $     443
                                                           ==========

Ratio of net expenses to average net assets                     2.41%(C)

Ratio of net investment loss to average net assets             (2.03%)(C)

Portfolio turnover rate                                           36%(C)

(A) Represents the period from the initial public offering of Class C shares (August 2, 1999) through September 30, 1999.

(B)  Total return shown excludes the effect of applicable sales loads.

(C)  Annualized.

The financial highlights table for the Equity Fund is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the fiscal years ended March 31, 1995, 1996, 1997, 1998 and 1999 has been audited by Arthur Andersen LLP whose report, along with the Fund's financial statements, is included in the SAI, which is available upon request. Information for the period ended September 30, 1999 is unaudited.

EQUITY FUND - CLASS A
--------------------------------------------------------------------------------
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                         SEPT. 30,                                 YEARS ENDED MARCH 31,
                                           1999            -------------------------------------------------------------------------
                                        (UNAUDITED)           1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   22.12         $   19.38      $   13.76      $   12.45      $    9.84      $    9.26
                                         -------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)              (0.02)             0.04           0.09           0.12           0.13           0.15
   Net realized and unrealized gains
     (losses) on investments                 (0.51)             2.73           5.76           1.35           2.60           0.59
                                         -------------------------------------------------------------------------------------------
Total from investment operations             (0.53)             2.77           5.85           1.47           2.73           0.74
                                         -------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment
     income                                     --             (0.03)         (0.08)         (0.12)         (0.12)         (0.16)
   Distributions from net realized gains        --                --          (0.15)         (0.04)            --             --
                                         -------------------------------------------------------------------------------------------
Total distributions                             --             (0.03)         (0.23)         (0.16)         (0.12)         (0.16)
                                         -------------------------------------------------------------------------------------------

Net asset value at end of period         $   21.59         $   22.12      $   19.38      $   13.76      $   12.45      $    9.84
                                         ===========================================================================================

Total return(A)                              (2.40%)           14.30%         42.74%         11.82%         27.90%          8.07%
                                         ===========================================================================================

Net assets at end of period (000's)      $  60,517         $  55,561      $  38,336      $  14,983      $   8,502      $   4,300
                                         ===========================================================================================

Ratio of net expenses
   to average net assets(B)                   1.29%(C)          1.31%          1.25%          1.25%          1.25%          1.25%

Ratio of net investment income (loss)
   to average net assets                     (0.15%)(C)         0.18%          0.53%          0.91%          1.06%          1.57%

Portfolio turnover rate                          2%(C)            10%             7%            38%            38%           159%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.43%, 2.02% and 1.94% for the years ended March 31, 1997, 1996 and 1995, respectively.

(C)  Annualized.

EQUITY FUND - CLASS C
--------------------------------------------------------------------------------
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                         SEPT. 30,                                 YEARS ENDED MARCH 31,
                                           1999            -------------------------------------------------------------------------
                                        (UNAUDITED)           1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   21.86         $   19.34      $   13.77      $   12.46      $    9.86      $    9.26
                                         -------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)              (0.14)            (0.19)         (0.03)          0.02           0.05           0.10
   Net realized and unrealized gains
     (losses) on investments                 (0.51)             2.71           5.75           1.35           2.60           0.57
                                         -------------------------------------------------------------------------------------------
Total from investment operations             (0.65)             2.52           5.72           1.37           2.65           0.67
                                         -------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment
     income                                     --                --             --          (0.02)         (0.05)         (0.07)
   Distributions from net realized gains        --                --          (0.15)         (0.04)            --             --
                                         -------------------------------------------------------------------------------------------
Total distributions                             --                --          (0.15)         (0.06)         (0.05)         (0.07)
                                         -------------------------------------------------------------------------------------------

Net asset value at end of period         $   21.21         $   21.86      $   19.34      $   13.77      $   12.46      $    9.86
                                         ===========================================================================================

Total return(A)                              (2.97%)           13.03%         41.63%         11.01%         26.90%          7.32%
                                         ===========================================================================================

Net assets at end of period (000's)      $   3,244         $   3,146      $   3,862      $   2,770      $   2,436      $   1,995
                                         ===========================================================================================

Ratio of net expenses
   to average net assets(B)                   2.39%(C)          2.41%          2.00%          2.00%          2.00%          2.00%

Ratio of net investment income (loss)
   to average net assets                     (1.25%)(C)        (0.92%)        (0.18%)         0.15%          0.38%          0.68%

Portfolio turnover rate                          2%(C)            10%             7%            38%            38%           159%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.14%, 2.70% and 2.50% for the years ended March 31, 1997, 1996 and 1995, respectively.

(C)  Annualized.

The financial highlights table for the Value Plus Fund is intended to help you understand the Fund's financial performance during its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period ending December 31, 1999 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the SAI, which is available upon request. Information for the periods ending before December 31, 1999 was audited by other independent accountants.

                                 VALUE PLUS FUND

                          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                           CLASS A SHARES         CLASS C SHARES
                                           --------------    -------------------------
                                                     PERIODS ENDED DECEMBER 31,
                                                1999         1998(A)           1999(B)
---------------------------------------------------------------------------------------
Net asset value, beginning of period ....    $   10.41      $   10.00         $   10.26
---------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) ............         0.01           0.02             (0.07)
Net realized and unrealized gain (loss)
     on investments .....................         1.60           0.41              1.53
---------------------------------------------------------------------------------------
    Total from investment operations ....         1.61           0.43              1.46
---------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
    Net investment income ...............        (0.01)         (0.02)               --
    Realized capital gains ..............        (0.24)            --             (0.24)
    Return of capital ...................           --          (0.00)(c)            --
---------------------------------------------------------------------------------------
Total dividends and distributions .......        (0.25)         (0.02)            (0.24)
---------------------------------------------------------------------------------------
Net asset value, end of period ..........    $   11.77      $   10.41         $   11.48
=======================================================================================
   Total return (d) .....................        15.51%          4.29%            14.24%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s) ......    $  31,808      $  27,068         $     548
Ratios to average net assets:
      Expenses (e) ......................         1.30%          1.30%(f)          2.05%
      Net investment income (loss) ......         0.08%          0.25%(f)         (0.65)%
 Portfolio turnover .....................           60%            60%               34%
---------------------------------------------------------------------------------------

(a)  Class A Shares commenced operations on May 1, 1998.
(b)  Class C Shares commenced operations on January 1, 1999.
(c)  Amount rounds to less than $0.01.
(d)  The return is  calculated  without  the  effects of a sales  charge.  Total returns would have been lower had certain  expenses not been  reimbursed or waived during the period shown.
(e)  If the  waiver  and  reimbursement  had not been in place  for the  periods listed,  the ratios of expenses  to average  net assets  would have been as follows:
                                                  2.02%          2.25%(f)          2.76%
(f)  Ratios are annualized.

The financial highlights table for the Utility Fund is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the fiscal years ended March 31, 1995, 1996, 1997, 1998 and 1999 has been audited by Arthur Andersen LLP whose report, along with the Fund's financial statements, is included in the SAI, which is available upon request. Information for the period ended September 30, 1999 is unaudited.

UTILITY FUND - CLASS A
--------------------------------------------------------------------------------
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                         SEPT. 30,                                 YEARS ENDED MARCH 31,
                                           1999            -------------------------------------------------------------------------
                                        (UNAUDITED)           1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $   15.42         $   16.76      $   12.44      $   12.24      $   10.47      $   10.52
                                         -------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                      0.18              0.38           0.43           0.46           0.47           0.43
   Net realized and unrealized gains
     (losses) on investments                  1.61             (1.16)          4.56           0.22           1.77          (0.05)
                                         -------------------------------------------------------------------------------------------
Total from investment operations              1.79             (0.78)          4.99           0.68           2.24           0.38
                                         -------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment
      income                                 (0.18)            (0.38)         (0.43)         (0.46)         (0.47)         (0.43)
   Distributions from net realized gains        --             (0.18)         (0.24)         (0.02)            --             --
                                         -------------------------------------------------------------------------------------------
Total distributions                          (0.18)            (0.56)         (0.67)         (0.48)         (0.47)         (0.43)
                                         -------------------------------------------------------------------------------------------

Net asset value at end of period         $   17.03         $   15.42      $   16.76      $   12.44      $   12.24      $   10.47
                                         ===========================================================================================

Total return(A)                              11.61%            (4.79%)        40.92%          5.61%         21.65%          3.68%
                                         ===========================================================================================

Net assets at end of period (000's)      $  41,519         $  38,391      $  42,463      $  36,087      $  40,424      $  40,012
                                         ===========================================================================================

Ratio of net expenses
   to average net assets                      1.33%(B)          1.33%          1.25%          1.25%          1.25%          1.25%

Ratio of net investment income
   to average net assets                      2.11%(B)          2.30%          3.03%          3.65%          3.97%          4.06%

Portfolio turnover rate                          5%(B)             4%             0%             3%            11%            17%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Annualized.

UTILITY FUND - CLASS C
--------------------------------------------------------------------------------
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                         SEPT. 30,                                 YEARS ENDED MARCH 31,
                                           1999            -------------------------------------------------------------------------
                                        (UNAUDITED)           1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period   $   15.40         $   16.74      $   12.43      $   12.23      $   10.46      $   10.51
                                         -------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                      0.08              0.18           0.31           0.35           0.37           0.35
   Net realized and unrealized gains
     (losses) on investments                  1.62             (1.16)          4.57           0.24           1.78          (0.04)
                                         -------------------------------------------------------------------------------------------
Total from investment operations              1.70             (0.98)          4.88           0.59           2.15           0.31
                                         -------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment
     income                                  (0.08)            (0.18)         (0.33)         (0.37)         (0.38)         (0.36)
   Distributions from net realized gains        --             (0.18)         (0.24)         (0.02)            --             --
                                         -------------------------------------------------------------------------------------------
Total distributions                          (0.08)            (0.36)         (0.57)         (0.39)         (0.38)         (0.36)
                                         -------------------------------------------------------------------------------------------

Net asset value at end of period         $   17.02         $   15.40      $   16.74      $   12.43      $   12.23      $   10.46
                                         ===========================================================================================

Total return(A)                              11.01%            (5.92%)        39.91%          4.82%         20.78%          3.00%
                                         ===========================================================================================

Net assets at end of period (000's)      $   3,348         $   3,215      $   3,597      $   3,099      $   3,686      $   3,599
                                         ===========================================================================================

Ratio of net expenses
   to average net assets                      2.50%(B)          2.50%          2.00%          2.00%          2.00%          2.00%

Ratio of net investment income
   to average net assets                      0.94%(B)          1.13%          2.28%          2.89%          3.19%          3.41%

Portfolio turnover rate                          5%(B)             4%             0%             3%            11%            17%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Annualized.

FOR MORE INFORMATION
--------------------

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

ANNUAL/SEMI-ANNUAL REPORTS: The Funds' annual and semi-annual reports provide additional information about the Funds' investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

                           Touchstone Family of Funds
                           312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202
                           800.543.0407
                           http://www.touchstonefunds.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1-202-942-8090.

Reports and other information about the Funds are available on the SEC's internet site at http://www.sec.gov. For a fee, you can receive information about the SEC's internet site by writing to: SEC, Public Reference Section, Washington, D.C. 20549-0102, or by e-mailing a request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3651

[LOGO] Touchstone                                                                                          Return completed form to:
       ----------                                                                                         Touchstone Family of Funds
       Family of Funds                                                                                                 P.O. Box 5354
                                                                                                                Cincinnati, OH 45202
                                                                                        For assistance in completing this form, call
NOT FOR USE WITH IRAS, SEP, SIMPLE OR 403B PLANS                                                                        800-543-0407

Was order previously telephoned in?  o Yes  o No    If yes, date (  /  /  ) and confirmation #______________________________________

------------------------------------------------------------------------------------------------------------------------------------
1.  ACCOUNT REGISTRATION (check one box only)
------------------------------------------------------------------------------------------------------------------------------------
[ ] INDIVIDUAL [ ] JOINT TENANT (For joint-owners, joint tenancy with right of survivorship is presumed unless otherwise specified.)
------------------------------------------------------------------------------------------------------------------------------------
Name of Individual Owner - First, Initial, Last                  Name of Joint Owner (if any) - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Owner's Social Security #          Date of Birth                 Joint Owner's Social Security #         Date of Birth

------------------------------------------------------------------------------------------------------------------------------------
[ ] GIFT/TRANSFER TO A MINOR (Only one custodian and minor)
------------------------------------------------------------------------------------------------------------------------------------
Name of Minor - First, Initial, Last                             Under ___________________ the Uniform Gifts/Transfers to Minors Act
                                                                   (State of minor's residence)
------------------------------------------------------------------------------------------------------------------------------------
Name of Custodian - First, Initial, Last                         Minor's Social Security #               Minor's Date of Birth

------------------------------------------------------------------------------------------------------------------------------------
[ ] TRUST
------------------------------------------------------------------------------------------------------------------------------------
Name of Trust Agreement                                          Taxpayer I.D. Number               Date of Trust Agreement

------------------------------------------------------------------------------------------------------------------------------------
Name of Trustee(s) - First, Initial, Last                        Name of Beneficiary - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Name of Plan Administrator              Address                  Phone Number             Fax Number               E-mail Address

------------------------------------------------------------------------------------------------------------------------------------
[ ] CORPORATION, PARTNERSHIP OR OTHER ENTITY
------------------------------------------------------------------------------------------------------------------------------------
Name of Corporation or Other Entity

------------------------------------------------------------------------------------------------------------------------------------
Taxpayer I.D. Number

------------------------------------------------------------------------------------------------------------------------------------
2.  ADDRESS (P.O. Box not acceptable without street address)
------------------------------------------------------------------------------------------------------------------------------------
Street                                                           Home Phone
                                                                 (    )
------------------------------------------------------------------------------------------------------------------------------------
City                                                             Business Phone
                                                                 (    )
------------------------------------------------------------------------------------------------------------------------------------
State                              Zip                           Are you a U.S. Citizen?  [ ] Yes   [ ] No (please specify country):

------------------------------------------------------------------------------------------------------------------------------------
3.  INITIAL INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
[ ] ALLOCATE MY INVESTMENT USING THE FOLLOWING FUNDS:            [ ] A SHARES  OR [ ] C SHARES (A SHARES WILL BE PURCHASED UNLESS
                                                                               INDICATED OTHERWISE.)

STOCK FUNDS                                 TAXABLE BOND FUNDS                         TAX-FREE BOND FUNDS
[ ] International Equity Fund   $________   [ ] High Yield Fund            $________   [ ] Ohio Insured Tax-Free Fund       $_______
[ ] Emerging Growth Fund        $________   [ ] Bond Fund                  $________   [ ] Tax-Free Intermediate Term Fund  $_______
[ ] Aggressive Growth Fund      $________   [ ] Intermediate Term
[ ] Growth/Value Fund           $________       Government Income Fund     $________   TAX-FREE MONEY MARKET FUNDS
[ ] Equity Fund                 $________                                              [ ] Tax-Free Money Fund              $_______
[ ] Enhanced 30 Fund            $________   TAXABLE MONEY MARKET FUNDS                 [ ] California Tax-Free Money Fund   $_______
[ ] Value Plus Fund             $________   [ ] Money Market Fund          $________   [ ] Florida Tax-Free Money Fund      $_______
[ ] Utility Fund                $________   [ ] Short Term Government      $________   [ ] Ohio Tax-Free Money Fund - R     $_______
                                                 Income Fund                           [ ] Ohio Tax-Free Money Fund - I     $_______
                                            [ ] Institutional Government
                                                Income Fund                $________
[ ] Total investment of         $________
Please make check payable to the TOUCHSTONE FAMILY OF FUNDS.
------------------------------------------------------------------------------------------------------------------------------------
4.  DISTRIBUTION OPTION (check one box only)
------------------------------------------------------------------------------------------------------------------------------------
[ ] Reinvest all dividends and capital gains in additional shares [ ] Pay all capital gains in cash and reinvest dividends
[ ] Pay all dividends and capital gains in cash                   [ ] Cross Reinvestment: Please call Touchstone at
                                                                      800-543-0407 for further instructions.
[ ] Pay all dividends in cash and reinvest capital gains
If not  specified,  dividends  and capital  gains will be reinvested in the Fund that pays them.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
5.  RIGHTS OF ACCUMULATION
------------------------------------------------------------------------------------------------------------------------------------
If you already  have an account  with the  Touchstone  Family of Funds,  you may be eligible for reduced  sales  charges  subject to
Touchstone's confirmation of the following eligible holdings:
------------------------------------------------------------------------------------------------------------------------------------
Fund Name

------------------------------------------------------------------------------------------------------------------------------------
Shareholder Name

------------------------------------------------------------------------------------------------------------------------------------
Account Number

------------------------------------------------------------------------------------------------------------------------------------
6.  LETTER OF INTENT
------------------------------------------------------------------------------------------------------------------------------------
If you  intend to invest a certain  amount  over a  13-month  period in one or more of the  Touchstone  Family of Funds,  you may be entitled to a reduced sales charge. I agree to the terms of the Letter of Intent set forth in the Prospectus.
[ ] Although I'm not obligated to do so, I plan to invest over a 13-month period a total of at least:
    [ ] $50,000          [ ] $100,000             [ ] $250,000
    [ ] $500,000         [ ] $1,000,000 or more
[ ] I am already investing under an existing Letter of Intent in the following account number: ___________________________________.
------------------------------------------------------------------------------------------------------------------------------------
7.  AUTOMATIC INVESTMENT PLAN
------------------------------------------------------------------------------------------------------------------------------------
This plan provides for regular  subsequent  investments to be made  electronically  through Automated Clearing House (ACH) from your bank account into the Fund(s) you select below. There is no charge at the Touchstone Family of Funds, and you may cancel at any time with no obligations or penalty.

Please  withdraw from my bank  account $  ___________  (minimum  $50) on the   [ ] 8th   [ ] 15th   [ ] 22nd   [ ] 29th
[ ] Monthly   [ ] Quarterly   [ ] Annual basis, beginning ____/____/____ (date) to be invested per the instructions below.

STOCK FUNDS                                 TAXABLE BOND FUNDS                         TAX-FREE BOND FUNDS
[ ] International Equity Fund   $________   [ ] High Yield Fund            $________   [ ] Ohio Insured Tax-Free Fund       $_______
[ ] Emerging Growth Fund        $________   [ ] Bond Fund                  $________   [ ] Tax-Free Intermediate Term Fund  $_______
[ ] Aggressive Growth Fund      $________   [ ] Intermediate Term
[ ] Growth/Value Fund           $________       Government Income Fund     $________   TAX-FREE MONEY MARKET FUNDS
[ ] Equity Fund                 $________                                              [ ] Tax-Free Money Fund              $_______
[ ] Enhanced 30 Fund            $________   TAXABLE MONEY MARKET FUNDS                 [ ] California Tax-Free Money Fund   $_______
[ ] Value Plus Fund             $________   [ ] Money Market Fund          $________   [ ] Florida Tax-Free Money Fund      $_______
[ ] Utility Fund                $________   [ ] Short Term Government      $________   [ ] Ohio Tax-Free Money Fund - R     $_______
                                                 Income Fund                           [ ] Ohio Tax-Free Money Fund - I     $_______
                                            [ ] Institutional Government
                                                Income Fund                $________
------------------------------------------------------------------------------------------------------------------------------------
[ ]  Checking Account (please attach a voided check) o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                        Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                           City                          State                    Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                              Bank Account Number

------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of your bank account who is not a Joint Owner of this                                                   Date
new account with the Touchstone Family of Funds must sign here:

X
------------------------------------------------------------------------------------------------------------------------------------
8.  TELEPHONE TRANSFERS AND REDEMPTIONS
------------------------------------------------------------------------------------------------------------------------------------
Unless the boxes below are checked, by signing this Application,  the investor authorizes each Fund and its Transfer Agent to act on the investor's telephone  instructions,  or on telephone  instructions from any person representing to be an authorized agent of the investor and requesting a redemption or exchange on the investor's  behalf.  The undersigned  agrees that any redemption or exchange made pursuant to this authorization  shall be subject to the provisions of the current Prospectus of each Fund, and that neither the
Funds nor their Transfer Agent or Distributor, nor their respective affiliates, will be liable for any loss, damage, expense or cost which may arise out of any telephone redemption or exchange request they reasonably believe to be genuine,  including any fraudulent or unauthorized requests. The investor(s) will bear the risk of any such loss. In an effort to determine that telephone requests are genuine, the Funds and/or their Transfer Agent will employ reasonable procedures,  which may include, among others,  requiring forms of personal  identification  prior to acting upon telephone  instructions and providing  written  confirmation of the  transactions.
Telephone  conversations also may be recorded.  REDEMPTION PROCEEDS OF $1,000 OR MORE MAY BE WIRED TO THE SHAREHOLDER'S ACCOUNT AT A
COMMERCIAL BANK OR BROKERAGE FIRM IN THE UNITED STATES UPON VERBAL REQUEST IF THE BANK ACCOUNT INFORMATION IN SECTION 7 IS COMPLETE.

(check only if you do not want to use telephone authorization.)
[ ] I DO NOT elect the telephone exchange privilege. [ ] I DO NOT elect the telephone redemption privilege.
------------------------------------------------------------------------------------------------------------------------------------
9.  AUTOMATIC REBALANCING
------------------------------------------------------------------------------------------------------------------------------------
Do you wish to employ the automatic rebalancing feature?    [ ] Yes (if yes, please attach Form 7062)    [ ] No
------------------------------------------------------------------------------------------------------------------------------------
10. ELIGIBILITY FOR EXEMPTION FROM SALES CHARGE
------------------------------------------------------------------------------------------------------------------------------------
[ ] If you are eligible for exemption from sales charges as described in the Statement of Additional Information,  please check here and attach Form 7008.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
11.  TAXPAYER I.D. NUMBER CERTIFICATION/SIGNATURES
------------------------------------------------------------------------------------------------------------------------------------
I (We) are of legal age and capacity,  have legal authority to purchase shares, have received and read a current prospectus for each
Fund selected and agree to the terms and conditions on this Application and those contained in the current prospectus(es) (including the  Statement(s)  of Additional  Information) of the Fund(s)  selected for purchase.  I (We)  acknowledge  that the account will be subject to the telephone exchange and redemption  privileges (unless declined)  described in the Fund's current Prospectus and agree that the Fund, its  Distributor  and Transfer  Agent will not be liable for any loss in acting on written or telephone  instructions reasonably believed by them to be authentic. I (We) hereby ratify any instructions given pursuant to this Application and for myself
(ourselves)  and my (our)  successors  and assigns do hereby  release each Fund,  its  Distributor  and its Transfer Agent and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein.

I acknowledge that mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, credit union or insurance company and are not federally insured by the FDIC, the Federal Reserve, or any other agency.  Mutual fund shares involve certain risks, including the possible loss of principal.

Under penalty of perjury,  the undersigned whose Social Security (employer I.D.) number is shown on this application  certifies that
(i) the number is my (our) correct taxpayer  identification  number and (ii) currently I (we) are not under IRS notification  that I
(we) are subject to backup withholding (line out (ii) if under  notification).  If no such number is shown, the undersigned  further certifies, under penalties of perjury, that either (a) no such number has been issued, and a number has been or will soon be applied for (if a number is not provided to you within sixty days, the undersigned  understands that all payments -- including redemption --
are subject to a 31% withholding under federal tax law, until a number is provided); or (b) that the undersigned is not a citizen of the U.S.,  and either does not expect to be in the U.S. for 183 days during each calendar year and does not conduct  business in the
U.S. which should receive any gains from the Funds, or is exempt under an income tax treaty. My (Our) signature below constitutes my
(our) agreement and acceptance of all the terms,  conditions and account features selected in any and all parts of this Application.
The Internal Revenue Service does not require your consent to any provision of this document other than the certifications  required to avoid backup withholding.
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL, JOINT OR CUSTODIAN ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Signature of Individual Owner or Custodian                       Date
X
------------------------------------------------------------------------------------------------------------------------------------
Signature of Joint Owner, if any                                 Date
X
------------------------------------------------------------------------------------------------------------------------------------
Corporation, Partnership, Trust or Other Accounts

Signature of Authorized Officer, General Partner, Trustee, etc.  Date
X
------------------------------------------------------------------------------------------------------------------------------------
Title of Corporate Officer, General Partner, Trustee, etc.       Date

------------------------------------------------------------------------------------------------------------------------------------
12.  FOR COMPLETION BY INVESTMENT DEALER
------------------------------------------------------------------------------------------------------------------------------------
We hereby submit this  application  for purchase of shares in accordance  with the terms of our Selling  Agreement  with  Touchstone
Securities, Inc. and with the current Prospectus for the Funds.
------------------------------------------------------------------------------------------------------------------------------------
Investment Dealer Name

------------------------------------------------------------------------------------------------------------------------------------
Dealer's Corporate Office Address                                City                                    State          Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Name

------------------------------------------------------------------------------------------------------------------------------------
Representative's Branch Office Address                           City                                    State          Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Telephone Number                                Representative's Number

------------------------------------------------------------------------------------------------------------------------------------
Authorized Signature of Investment Dealer
X
------------------------------------------------------------------------------------------------------------------------------------
Title
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD - SIGNATURE CARD                                                                                                CHECKING
------------------------------------------------------------------------------------------------------------------------------------
Submit one card to establish  an optional  check  redemption  account  which allows you to write checks  against your account in the
________________. Please see a Fund's current Prospectus to determine if checkwriting is available in that Fund.
 (Name of Fund)

PRINT CLEARLY
Name of Account ____________________________________________________________________________________________________________________

Account Number ______________________________________________    Date ______________________________________________________________

The  registered  owner(s) of this account must sign below.  By signing this card the  signatory(ies)  agrees to all of the terms and conditions set forth on the reverse side of this card.

_____________________________________________________________    ___________________________________________________________________
Signature                                                        Signature

_____________________________________________________________    ___________________________________________________________________
Signature                                                        Signature

INSTITUTIONAL ACCOUNTS:                                          JOINT TENANCY ACCOUNTS:
[ ] Check here if any two signatures are required on checks      [ ] Check here if both signatures are required on checks
[ ] Check here if only one signature is required on checks       [ ] Check here if only one signature is required on checks
------------------------------------------------------------------------------------------------------------------------------------
[ ] Check here if Business  Style  Checks (600 per book with  voucher  stub) are  required.  A charge will be made to your  account.
Individual Style checks are provided at no charge.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PLAN
------------------------------------------------------------------------------------------------------------------------------------
This plan enables you to withdraw money  regularly-either  by check directly to you or electronically to your domestic bank account.
It eliminates  your need to make a special  request every month,  quarter or year.  There is no charge at the  Touchstone  Family of
Funds, and you may cancel at any time with no obligations or penalty.

Please make a total withdrawal of ___________ (minimum $50) from my Touchstone  account(s) on a [ ] Monthly [ ] Quarterly [ ] Annual basis, beginning on or about the last day of ________________ (month, year) from the fund(s) listed below:

STOCK FUNDS                                 TAXABLE BOND FUNDS                         TAX-FREE BOND FUNDS
[ ] International Equity Fund   $________   [ ] High Yield Fund            $________   [ ] Ohio Insured Tax-Free Fund       $_______
[ ] Emerging Growth Fund        $________   [ ] Bond Fund                  $________   [ ] Tax-Free Intermediate Term Fund  $_______
[ ] Aggressive Growth Fund      $________   [ ] Intermediate Term
[ ] Growth/Value Fund           $________       Government Income Fund     $________   TAX-FREE MONEY MARKET FUNDS
[ ] Equity Fund                 $________                                              [ ] Tax-Free Money Fund              $_______
[ ] Enhanced 30 Fund            $________   TAXABLE MONEY MARKET FUNDS                 [ ] California Tax-Free Money Fund   $_______
[ ] Value Plus Fund             $________   [ ] Money Market Fund          $________   [ ] Florida Tax-Free Money Fund      $_______
[ ] Utility Fund                $________   [ ] Short Term Government      $________   [ ] Ohio Tax-Free Money Fund - R     $_______
                                                 Income Fund                           [ ] Ohio Tax-Free Money Fund - I     $_______
                                            [ ] Institutional Government
                                                Income Fund                $________
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Existing Account Number (if applicable)             [ ] Make check payable to the account owner(s) and send to the address of record

                                                    [ ] Make check payable to a third party and send to the name and address below:
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Name - First, Initial, Last                                      Street

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City                                                             State                                             Zip

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[ ] Deposit payments in my bank account electronically through Automated Clearing House (ACH) to the account designated below.
    [ ] Checking Account (please attach a voided check)
    [ ] Savings Account (please attach a preprinted deposit slip)
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Bank Account Registration                                        Bank Name

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Street                                                           City                     State                    Zip

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Bank Routing Number                                              Bank Account Number

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Any Joint Owner of this new account with the Touchstone Family of Funds                                            Date
who is not a Joint Owner of your bank account must sign here:
X
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                                                        TERMS AND CONDITIONS
                                                        --------------------
1.  REDEMPTION  AUTHORIZATION:  The signatory(ies)  whose signature(s)  appears on the reverse side,  intending to be legally bound, hereby agrees each with the other and with Fifth Third ("Bank"), that the Bank is appointed agent for such person(s) and as such agent, is directed to redeem shares registered in the name of such  signatory(ies) upon receipt of, and in the amount of, checks drawn upon the above numbered  accounts and to deposit the proceeds of such redemptions in said account or otherwise arrange for application  of such proceeds to payments of said checks.  The Bank is expressly  authorized to commingle  such proceeds of such redemptions in said account or otherwise  arrange for  application of such proceeds to payments of said checks also on behalf of
    Integrated Fund Services, Inc. in effecting the redemption of shares.
    The Bank is expressly authorized to honor checks as redemption  instructions  hereunder without requiring signature  guarantees, and shall not be liable for any loss or liability resulting from the absence of any such guarantee.
2.  CHECK PAYMENT: The signatory(ies) authorizes and directs the Bank to pay each check presented hereunder, subject to all laws and
    Bank rules and regulations pertaining to checking accounts. In addition, the signatory(ies) agrees that:
    (a) No check shall be issued or honored,  or redemption  effected,  for any amounts represented by shares for which certificates have been issued.
    (b) No check shall be issued or honored, or redemption  effected,  for any amounts represented by shares unless payment for such shares has been made in full and any checks given in such payment  have been  collected  through  normal  banking  channels.
        Shareholders who wish immediate  availability of shares for check redemption may purchase their shares with federal funds or may contact Integrated Fund Services, Inc. for assistance.
    (c) Checks issued hereunder cannot be cashed over the counter at the Bank; and
    (d) Checks shall be subject to any further information set forth in the applicable Prospectus,  including without limitation any additions, amendments and supplements thereto.
3.  DUAL  OWNERSHIP:  If more than one person is indicated  as a registered  owner of shares,  as by joint  ownership,  ownership in common,  or tenants by the entireties,  then (a) each registered  owner must sign this signature card, (b) each registered owner must sign each check issued  hereunder  unless the parties have  indicated on the face of this card that only one need sign,  in which case the Bank is authorized to act upon such signature,  and (c) each signatory guarantees to the Bank the genuineness and accuracy of the signature of the other signatory(ies).  In the event of the death of a joint tenant or tenant by the entireties, the survivor shall be deemed to own all of the shares and the proceeds thereof upon delivery of appropriate documentation.
4.  TERMINATION:  The Bank may at any time  terminate  this  account,  related  share  redemption  service  and its  agency  for the signatory(ies) hereto without prior notice by Bank to the signatory(ies).
5.  HEIRS AND ASSIGNS:  These terms and conditions shall bind the respective  heirs,  executors,  administrators  and assigns of the signatory(ies).
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


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TOUCHSTONE FAMILY OF FUNDS                    INVESTMENT ADVISOR
312 Walnut Street, 21st Floor                 Touchstone Advisors, Inc.
Cincinnati, Ohio 45202-4094                   311 Pike Street
Nationwide:(Toll-Free) 800.543.8721           Cincinnati, Ohio 45202
Cincinnati: 513.629.2000
www.touchstonefunds.com
                                              TRANSFER AGENT
William O. Coleman                            Integrated Fund Services, Inc.
Phillip R. Cox                                P.O. Box 5354
H. Jerome Lerner                              Cincinnati, Ohio 45201-5354
Robert H. Leshner
Jill T. McGruder                              SHAREHOLDER SERVICE
Oscar P. Robertson                            Nationwide:(Toll-Free)800.543.0407
Nelson Schwab, Jr.                            Cincinnati: 513.629.2050
Robert E. Stautberg
Joseph S. Stern, Jr.